UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 812-15842

Lazard Active ETF Trust

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/25

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Emerging Markets Opportunities ETF

NYSE Arca: EMKT

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Emerging Markets Opportunities ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lazard Emerging Markets Opportunities ETF	$119	1.04%

How did the Portfolio perform last year and what affected its performance?

  TSMC, a Taiwanese semiconductor foundry, continued to benefit from strong demand for AI-related chips.

  Samsung Electronics, a Korea technology company, and Hynix, a Korean memory manufacturer, both rose along with rising memory pricing.

  SK Hynix, a Korean manufacturer of semiconductors, is benefitting from an improvement in memory supply-demand including NAND flash.

  Shares of Alibaba traded higher after the China-based e-commerce giant reported that it was seeing stability in its core business and growth in its AI Cloud services.

  We exited Chinese video-game maker, Tencent, following a period of prolonged outperformance, as we believe potential upside is reduced.

  Kosmos Energy, an oil and gas company with operations in Africa and Latin America, was negatively impacted by the OPEC+ decision to increase output as well as global trade war-related slowing growth .

  Supreme Industries, an Indian plastics and piping products manufacturer, underperformed due to softer demand and increased raw material costs pressuring earnings and margins.

  Lodha Developers, an Indian real estate developer, underperformed due to weaker investor sentiment and profit taking after earnings, despite posting strong year-on-year profit growth.

Portfolio Performance

	Lazard Emerging Markets Opportunities ETF	MSCI Emerging Markets Index
12/15	$10,000	$10,000
1/16	$9,407	$9,351
2/16	$9,151	$9,336
3/16	$9,977	$10,571
4/16	$9,930	$10,629
5/16	$9,802	$10,232
6/16	$10,198	$10,641
7/16	$10,512	$11,177
8/16	$10,779	$11,455
9/16	$10,977	$11,602
10/16	$10,802	$11,630
11/16	$10,267	$11,094
12/16	$10,347	$11,119
1/17	$11,015	$11,727
2/17	$11,190	$12,086
3/17	$11,600	$12,391
4/17	$11,929	$12,662
5/17	$12,233	$13,037
6/17	$12,421	$13,168
7/17	$13,218	$13,953
8/17	$13,571	$14,264
9/17	$13,724	$14,208
10/17	$14,063	$14,706
11/17	$14,122	$14,735
12/17	$14,521	$15,264
1/18	$15,607	$16,536
2/18	$14,840	$15,774
3/18	$14,639	$15,480
4/18	$14,261	$15,412
5/18	$13,707	$14,866
6/18	$13,305	$14,248
7/18	$13,636	$14,561
8/18	$13,060	$14,167
9/18	$12,906	$14,092
10/18	$11,879	$12,865
11/18	$12,351	$13,395
12/18	$11,890	$13,040
1/19	$13,080	$14,182
2/19	$13,032	$14,214
3/19	$13,176	$14,333
4/19	$13,477	$14,635
5/19	$12,539	$13,573
6/19	$13,357	$14,420
7/19	$13,164	$14,244
8/19	$12,515	$13,549
9/19	$12,876	$13,808
10/19	$13,345	$14,390
11/19	$13,405	$14,370
12/19	$14,457	$15,443
1/20	$13,648	$14,723
2/20	$12,973	$13,946
3/20	$10,460	$11,798
4/20	$11,293	$12,879
5/20	$11,551	$12,978
6/20	$12,311	$13,932
7/20	$13,452	$15,176
8/20	$13,706	$15,512
9/20	$13,472	$15,263
10/20	$13,718	$15,578
11/20	$15,055	$17,018
12/20	$16,188	$18,269
1/21	$16,595	$18,829
2/21	$16,867	$18,974
3/21	$16,497	$18,687
4/21	$16,595	$19,152
5/21	$16,793	$19,596
6/21	$16,756	$19,630
7/21	$15,658	$18,309
8/21	$15,636	$18,788
9/21	$14,858	$18,042
10/21	$15,093	$18,220
11/21	$14,278	$17,477
12/21	$14,374	$17,805
1/22	$14,224	$17,468
2/22	$13,292	$16,946
3/22	$12,968	$16,563
4/22	$12,086	$15,642
5/22	$12,235	$15,711
6/22	$11,265	$14,667
7/22	$11,501	$14,631
8/22	$11,429	$14,692
9/22	$10,111	$12,969
10/22	$10,186	$12,567
11/22	$11,678	$14,431
12/22	$11,265	$14,228
1/23	$12,446	$15,351
2/23	$11,659	$14,356
3/23	$12,154	$14,791
4/23	$12,002	$14,623
5/23	$11,798	$14,377
6/23	$12,306	$14,923
7/23	$12,941	$15,852
8/23	$12,051	$14,876
9/23	$11,695	$14,487
10/23	$11,402	$13,924
11/23	$12,191	$15,038
12/23	$12,649	$15,626
1/24	$12,211	$14,901
2/24	$12,778	$15,609
3/24	$13,126	$15,996
4/24	$13,100	$16,068
5/24	$13,332	$16,159
6/24	$13,784	$16,796
7/24	$13,706	$16,846
8/24	$13,858	$17,118
9/24	$14,607	$18,261
10/24	$13,922	$17,449
11/24	$13,625	$16,822
12/24	$13,567	$16,799
1/25	$13,842	$17,099
2/25	$13,829	$17,182
3/25	$13,933	$17,291
4/25	$14,064	$17,518
5/25	$14,730	$18,265
6/25	$15,565	$19,363
7/25	$15,813	$19,741
8/25	$16,051	$19,994
9/25	$17,028	$21,424
10/25	$17,619	$22,319
11/25	$17,208	$21,786
12/25	$17,570	$22,437

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Lazard Emerging Markets Opportunities ETF	29.50%	1.65%	5.80%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$122,418,969
# of Portfolio Holdings	71
Portfolio Turnover Rate	71%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,078,694

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	7.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.7%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd. GDR	5.7%
Alibaba Group Holding Ltd.	4.2%
China Merchants Bank Co. Ltd., Class H	3.8%
HDFC Bank Ltd. ADR	2.3%
Shinhan Financial Group Co. Ltd. ADR	2.2%
SK hynix, Inc. GDR	2.2%
Contemporary Amperex Technology Co. Ltd., Class A	2.0%

Sector Allocation (% of Net Assets)

Information Technology	29.8%
Financials	21.5%
Consumer Discretionary	12.8%
Industrials	11.4%
Communication Services	7.7%
Energy	4.3%
Consumer Staples	4.2%
Materials	3.3%
Real Estate	3.0%
Other (includes short-term investments)	2.0%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On October 24, 2025, the assets of a predecessor mutual fund, Lazard Emerging Markets Core Equity Portfolio were transferred to the Portfolio in a tax-free reorganization. The Portfolio has an identical investment objective and substantially similar investment strategies and investment risk profiles as the predecessor mutual fund.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Equity Megatrends ETF

NASDAQ: THMZ

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Equity Megatrends ETF for the period of April 7, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Equity Megatrends ETF	$43	0.51%
Footnote	Description
Footnote[1]	Annualized

How did the Portfolio perform last year and what affected its performance?

  Since inception, artificial intelligence (AI) capex continued to drive outperformance across the semiconductor space, with the Bits of Chips theme performing strongly.

  The Smart Capex theme also performed positively, boosted by factory automation demand tailwinds and a recovery in European industrial activity.

  An improving backdrop amid attractive valuation saw the healthcare space return to strength, with the Future Health theme also contributing positively.

  On the other hand, continued concerns for disruption from AI represented a negative backdrop for software- and data-focused businesses, resulting in the Software Apps & Agents and Data & AI themes lagging.

Portfolio Performance

	Lazard Equity Megatrends ETF	MSCI ACWI Index
03/25	$10,000	$10,000
04/25	$11,092	$10,000
05/25	$11,664	$10,575
06/25	$12,139	$11,050
07/25	$12,272	$11,199
08/25	$12,292	$11,476
09/25	$12,689	$11,892
10/25	$13,042	$12,158
11/25	$12,994	$12,157
12/25	$13,064	$12,283

Average Annual Total Returns (%)

Fund	Since Inception 4/7/25
Lazard Equity Megatrends ETF	30.64%
MSCI ACWI Index	34.14%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$46,377,957
# of Portfolio Holdings	61
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$140,452

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.3%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Hexagon AB, B Shares	2.3%
Mitsubishi Electric Corp.	2.3%
FANUC Corp.	2.2%
Applied Materials, Inc.	2.2%
NVIDIA Corp.	2.2%
Siemens AG	2.1%

Sector Allocation (% of Net Assets)

Information Technology	39.2%
Industrials	17.7%
Health Care	16.7%
Financials	10.1%
Consumer Discretionary	7.3%
Communication Services	5.9%
Other (includes short-term investments)	3.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard International Dynamic Equity ETF

NYSE Arca: IDEQ

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard International Dynamic Equity ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lazard International Dynamic Equity ETF	$49	0.42%

How did the Portfolio perform last year and what affected its performance?

  Stock selection was favorable in financials and materials; consumer discretionary and information technology lagged.

  Stock selection was strong in the UK and Japan; Israel and Netherlands detracted.

  Mitsubishi Electric, a Japanese multinational electronics and electrical equipment manufacturing company, and NatWest Group, a British banking and financial services company, were significant contributors to the excess return.

  Wolters Kluwer, a global leader in professional information, software solutions, and consulting services and Nice Ltd., an American technology company specializing in customer relations management software, artificial intelligence, and digital and workforce engagement management, detracted.

  Alpha was favorable for the year as all four return drivers (growth potential, valuation, market sentiment, and financial quality) added to excess return led by sentiment and value measures.

Portfolio Performance

	Lazard International Dynamic Equity ETF	MSCI ACWI ex USA Index	MSCI EAFE/ACWI ex US Linked Index
12/15	$10,000	$10,000	$10,000
01/16	$9,359	$9,320	$9,277
02/16	$9,045	$9,213	$9,107
03/16	$9,620	$9,962	$9,699
04/16	$9,729	$10,225	$9,980
05/16	$9,848	$10,052	$9,890
06/16	$9,381	$9,898	$9,558
07/16	$9,859	$10,388	$10,042
08/16	$9,799	$10,453	$10,049
09/16	$9,952	$10,582	$10,173
10/16	$9,777	$10,430	$9,965
11/16	$9,592	$10,189	$9,766
12/16	$9,887	$10,450	$10,100
01/17	$10,253	$10,820	$10,393
02/17	$10,353	$10,992	$10,542
03/17	$10,708	$11,271	$10,832
04/17	$11,019	$11,512	$11,107
05/17	$11,308	$11,886	$11,515
06/17	$11,330	$11,923	$11,495
07/17	$11,629	$12,362	$11,826
08/17	$11,685	$12,427	$11,822
09/17	$11,973	$12,657	$12,116
10/17	$12,195	$12,896	$12,300
11/17	$12,240	$13,000	$12,429
12/17	$12,357	$13,291	$12,628
01/18	$13,013	$14,031	$13,262
02/18	$12,311	$13,370	$12,663
03/18	$12,198	$13,134	$12,435
04/18	$12,368	$13,343	$12,719
05/18	$12,085	$13,035	$12,433
06/18	$11,859	$12,790	$12,281
07/18	$12,187	$13,096	$12,584
08/18	$11,860	$12,822	$12,340
09/18	$11,928	$12,881	$12,448
10/18	$10,994	$11,833	$11,457
11/18	$10,891	$11,945	$11,442
12/18	$10,347	$11,404	$10,887
01/19	$11,132	$12,266	$11,602
02/19	$11,322	$12,506	$11,898
03/19	$11,417	$12,580	$11,973
04/19	$11,631	$12,912	$12,310
05/19	$10,954	$12,219	$11,719
06/19	$11,536	$12,955	$12,414
07/19	$11,203	$12,798	$12,256
08/19	$10,906	$12,403	$11,939
09/19	$11,215	$12,722	$12,281
10/19	$11,584	$13,166	$12,722
11/19	$11,715	$13,282	$12,866
12/19	$12,144	$13,857	$13,284
01/20	$11,901	$13,485	$13,006
02/20	$10,965	$12,419	$11,830
03/20	$9,458	$10,621	$10,251
04/20	$10,005	$11,426	$10,914
05/20	$10,418	$11,800	$11,389
06/20	$10,685	$12,333	$11,777
07/20	$10,855	$12,883	$12,051
08/20	$11,331	$13,434	$12,671
09/20	$11,100	$13,104	$12,342
10/20	$10,699	$12,822	$11,849
11/20	$12,121	$14,547	$13,685
12/20	$12,801	$15,334	$14,322
01/21	$12,664	$15,367	$14,169
02/21	$13,061	$15,671	$14,487
03/21	$13,520	$15,869	$14,820
04/21	$13,942	$16,336	$15,266
05/21	$14,513	$16,847	$15,764
06/21	$14,327	$16,738	$15,586
07/21	$14,525	$16,462	$15,704
08/21	$14,738	$16,775	$15,981
09/21	$14,068	$16,238	$15,517
10/21	$14,490	$16,626	$15,899
11/21	$13,845	$15,877	$15,159
12/21	$14,585	$16,533	$15,935
01/22	$14,220	$15,924	$15,165
02/22	$13,673	$15,609	$14,897
03/22	$13,621	$15,634	$14,993
04/22	$12,708	$14,652	$14,023
05/22	$13,125	$14,757	$14,128
06/22	$11,926	$13,488	$12,817
07/22	$12,500	$13,949	$13,455
08/22	$11,777	$13,501	$12,816
09/22	$10,661	$12,152	$11,617
10/22	$11,318	$12,515	$12,242
11/22	$12,814	$13,992	$13,621
12/22	$12,623	$13,887	$13,632
01/23	$13,691	$15,014	$14,736
02/23	$13,407	$14,487	$14,428
03/23	$13,718	$14,841	$14,786
04/23	$13,988	$15,099	$15,204
05/23	$13,434	$14,550	$14,651
06/23	$14,137	$15,203	$15,308
07/23	$14,650	$15,821	$15,930
08/23	$14,087	$15,106	$15,211
09/23	$13,749	$14,629	$14,731
10/23	$13,343	$14,026	$14,123
11/23	$14,479	$15,288	$15,394
12/23	$15,125	$16,056	$16,167
01/24	$15,070	$15,897	$16,007
02/24	$15,723	$16,299	$16,412
03/24	$16,254	$16,809	$16,925
04/24	$15,941	$16,507	$16,621
05/24	$16,825	$16,986	$17,104
06/24	$16,757	$16,970	$17,087
07/24	$17,165	$17,363	$17,483
08/24	$17,516	$17,857	$17,981
09/24	$17,815	$18,338	$18,465
10/24	$17,216	$17,438	$17,559
11/24	$17,257	$17,280	$17,400
12/24	$16,891	$16,945	$17,062
01/25	$17,650	$17,627	$17,750
02/25	$18,194	$17,872	$17,996
03/25	$18,337	$17,832	$17,955
04/25	$18,840	$18,475	$18,603
05/25	$19,790	$19,322	$19,456
06/25	$20,496	$19,977	$20,116
07/25	$20,450	$19,920	$20,058
08/25	$21,092	$20,611	$20,754
09/25	$22,068	$21,354	$21,502
10/25	$22,409	$21,785	$21,936
11/25	$22,773	$21,780	$21,931
12/25	$23,660	$22,433	$22,588

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Lazard International Dynamic Equity ETF	40.07%	13.07%	8.99%
MSCI ACWI ex USA Index	32.39%	7.91%	8.41%
MSCI EAFE/ACWI ex US Linked Index	32.39%	9.54%	8.49%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$511,557,173
# of Portfolio Holdings	231
Portfolio Turnover Rate	88%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$868,173

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Novartis AG	2.1%
BNP Paribas SA	2.1%
Samsung Electronics Co. Ltd.	2.0%
GSK PLC	1.8%
Loblaw Cos. Ltd.	1.8%
ASML Holding NV	1.7%
Tencent Holdings Ltd.	1.7%
Mitsubishi Electric Corp.	1.6%
Roche Holding AG	1.6%

Sector Allocation (% of Net Assets)

Financials	25.6%
Industrials	14.8%
Information Technology	14.8%
Consumer Discretionary	9.8%
Health Care	8.5%
Materials	6.9%
Consumer Staples	6.0%
Communication Services	5.6%
Energy	3.7%
Utilities	2.8%
Other (includes short-term investments)	1.5%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On May 9, 2025, the assets of a predecessor mutual fund, Lazard International Equity Advantage Portfolio were transferred to the Portfolio in a tax-free reorganization. The Portfolio has an identical investment objective and substantially similar investment strategies and investment risk profiles as the predecessor mutual fund.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Japanese Equity ETF

NASDAQ: JPY

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Japanese Equity ETF for the period of April 7, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Japanese Equity ETF	$52	0.61%
Footnote	Description
Footnote[1]	Annualized

How did the Portfolio perform last year and what affected its performance?

  SoftBank Group, a leading venture investment firm, rose strongly until October amid optimism that its business will benefit from the advance of Artificial Intelligence.

  Shimizu, a leading general contractor, advanced due to strong orders and earnings margin improvement in its core construction business and improvement in its civil engineering business.

  Mizuho, one of Japan’s megabanks, outperformed on expectations that Bank of Japan interest rate hikes and share buybacks would lead to improved earnings per share.

  Tokyo Electron, a leading semiconductor capital equipment manufacturer, outperformed due to expectations that AI-related investment will continue to drive profitability.

  Yakult, a leading pro-biotic drink manufacturer, underperformed due to continued stagnation in its domestic business leading to downgrades in earnings guidance.

  Nitori, Japan’s largest furniture retailer, underperformed as results and guidance were lower than expectations in part due to a continued weak JPY exchange rate.

  Takeda, a major pharmaceutical company, underperformed due to a key drug going off-patent.

Portfolio Performance

	Lazard Japanese Equity ETF	TOPIX Net Total Return Index
03/25	$10,000	$10,000
04/25	$11,008	$10,000
05/25	$11,488	$10,389
06/25	$11,727	$10,579
07/25	$11,601	$10,476
08/25	$12,470	$11,222
09/25	$12,911	$11,473
10/25	$13,058	$11,680
11/25	$13,086	$11,694
12/25	$13,082	$11,791

Average Annual Total Returns (%)

Fund	Since Inception 4/7/25
Lazard Japanese Equity ETF	30.82%
TOPIX Net Total Return Index	29.29%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$65,298,519
# of Portfolio Holdings	58
Portfolio Turnover Rate	8%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$216,871

Top 10 Holdings (% of Net Assets)

Mitsubishi UFJ Financial Group, Inc.	4.8%
Sumitomo Mitsui Financial Group, Inc.	4.2%
Sony Group Corp.	3.8%
Mizuho Financial Group, Inc.	3.7%
Hitachi Ltd.	3.0%
Mitsubishi Corp.	2.9%
SoftBank Group Corp.	2.8%
Tokio Marine Holdings, Inc.	2.6%
Takeda Pharmaceutical Co. Ltd.	2.6%
Tokyo Electron Ltd.	2.5%

Sector Allocation (% of Net Assets)

Industrials	25.7%
Financials	20.2%
Consumer Discretionary	12.7%
Information Technology	10.9%
Materials	7.6%
Communication Services	5.9%
Consumer Staples	5.2%
Health Care	4.3%
Real Estate	2.6%
Other (includes short-term investments)	4.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Listed Infrastructure ETF

NYSE Arca: GLIX

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Listed Infrastructure ETF for the period of October 6, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Listed Infrastructure ETF	$23	0.96%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Lazard Listed Infrastructure ETF	MSCI World Index	MSCI World Core Infrastructure (USD) Index
09/25	$10,000	$10,000	$10,000
10/25	$10,008	$10,000	$10,000
11/25	$10,276	$10,028	$10,308
12/25	$10,070	$10,109	$10,140

Average Annual Total Returns (%)

Fund	Since Inception 10/6/25
Lazard Listed Infrastructure ETF	0.70%
MSCI World Index	2.03%
MSCI World Core Infrastructure (USD) Index	0.25%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$18,635,118
# of Portfolio Holdings	27
Portfolio Turnover Rate	3%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$37,050

Top 10 Holdings (% of Net Assets)

Vinci SA	8.0%
Canadian National Railway Co.	8.0%
National Grid PLC	8.0%
Transurban Group	4.6%
Pinnacle West Capital Corp.	4.5%
Portland General Electric Co.	4.5%
CSX Corp.	4.5%
OGE Energy Corp.	4.4%
Norfolk Southern Corp.	4.3%
Aena SME SA	4.2%

Sector Allocation (% of Net Assets)

Utilities	49.0%
Industrials	38.7%
Real Estate	8.3%
Communication Services	2.9%
Other (includes short-term investments)	1.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard Next Gen Technologies ETF

NASDAQ: TEKY

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard Next Gen Technologies ETF for the period of April 7, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Next Gen Technologies ETF	$47	0.51%
Footnote	Description
Footnote[1]	Annualized

How did the Portfolio perform last year and what affected its performance?

  Advantest, a leading manufacturer of semiconductor testing equipment, saw demand for its high-end testing equipment increase, fueled by the global AI chip boom. This led management to consistently beat-and-raise its profit outlook throughout the year.

  SK Hynix, a supplier of memory chips, reported record-breaking annual revenue and operating profits, fueled by its leadership in HBM4 production and the growing demand for memory chips driven by AI.

  NVIDIA, a designer of graphical processing units (GPUs), saw demand for its advanced GPU chips continue to grow, driven by AI data center expansion.

  Fiserv, a global leader in financial technology and payments, missed third quarter earnings expectations, significantly lowered full-year guidance, and reported slowing growth in its core payments and merchant business.

  Xiaomi, a designer and manufacturer of electronics and smart devices, suffered a series of high-profile incidents involving the SU7 electric sedan stoking significant consumer and investor concerns regarding vehicle safety, while memory chip shortages pressured margins.

  Doximity, a leading digital platform and professional network for US healthcare professionals, saw investor concern grow around healthcare policy changes and intensifying competition creating uncertainty around clients' annual budgets for its product and potentially slowing revenue growth.

Portfolio Performance

	Lazard Next Gen Technologies ETF	MSCI World Index
03/25	$10,000	$10,000
04/25	$11,500	$10,000
05/25	$12,648	$10,592
06/25	$13,716	$11,049
07/25	$14,060	$11,191
08/25	$14,180	$11,483
09/25	$15,204	$11,852
10/25	$16,457	$12,090
11/25	$15,168	$12,124
12/25	$14,992	$12,222

Average Annual Total Returns (%)

Fund	Since Inception 4/7/25
Lazard Next Gen Technologies ETF	49.92%
MSCI World Index	34.48%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$48,696,993
# of Portfolio Holdings	52
Portfolio Turnover Rate	11%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$160,380

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	5.2%
Microsoft Corp.	3.6%
Amazon.com, Inc.	3.5%
SK Hynix, Inc.	3.4%
Amphenol Corp., Class A	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.0%
Alphabet, Inc., Class A	2.9%
Advantest Corp.	2.9%
Palo Alto Networks, Inc.	2.7%
Broadcom, Inc.	2.6%

Sector Allocation (% of Net Assets)

Information Technology	73.3%
Industrials	7.8%
Communication Services	7.4%
Consumer Discretionary	5.3%
Financials	3.5%
Other (includes short-term investments)	2.7%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

Lazard US Systematic Small Cap Equity ETF

NASDAQ: SYZ

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the Lazard US Systematic Small Cap Equity ETF for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last year?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lazard US Systematic Small Cap Equity ETF	$83	0.81%

How did the Portfolio perform last year and what affected its performance?

  Coherent, a developer of advanced materials, laser systems, and optical components, climbed on strong revenue and profitability growth. The company also benefited from continued AI optimism.

  Wildan, a provider of energy, engineering, and sustainability consulting services, delivered record results and raised full‑year targets, supported by strong infrastructure demand including data centers.

  TTM Technologies, a manufacturer of components used in electronic devices and communication systems, rose as the company posted better‑than‑expected results and solid guidance, due to defense and AI‑related computing demand.

  Ceragon Networks, a supplier of wireless networking equipment for telecom providers, declined due to sharp revenue contraction, weaker profitability and deteriorating cash levels.

  Abercrombie & Fitch, a retailer of apparel, personal care products, and accessories, declined as softer brand sales, elevated inventories, and a sizable tariff‑related cost weighed on margins.

  Veracyte, a developer of diagnostic tests for the medical field, declined as revenue guidance reset, product development delays, and higher R&D spending weighed on sentiment.

Portfolio Performance

	Lazard US Systematic Small Cap Equity ETF	Russell 3000 Index	Russell 2000 Index
10/21	$10,000	$10,000	$10,000
11/21	$9,800	$10,000	$10,000
12/21	$10,283	$10,394	$10,223
1/22	$9,371	$9,782	$9,239
2/22	$9,421	$9,536	$9,338
3/22	$9,471	$9,845	$9,454
4/22	$8,719	$8,962	$8,517
5/22	$8,860	$8,950	$8,530
6/22	$8,158	$8,201	$7,828
7/22	$9,090	$8,970	$8,646
8/22	$8,763	$8,636	$8,469
9/22	$7,951	$7,835	$7,657
10/22	$8,753	$8,477	$8,500
11/22	$9,114	$8,920	$8,699
12/22	$8,603	$8,397	$8,134
1/23	$9,371	$8,976	$8,927
2/23	$9,240	$8,766	$8,776
3/23	$9,017	$9,000	$8,357
4/23	$8,765	$9,096	$8,207
5/23	$8,846	$9,132	$8,131
6/23	$9,613	$9,755	$8,792
7/23	$10,078	$10,105	$9,329
8/23	$9,704	$9,910	$8,863
9/23	$9,219	$9,438	$8,341
10/23	$8,624	$9,188	$7,772
11/23	$9,351	$10,044	$8,476
12/23	$10,307	$10,577	$9,511
1/24	$10,104	$10,694	$9,141
2/24	$10,631	$11,273	$9,658
3/24	$10,935	$11,637	$10,004
4/24	$10,266	$11,125	$9,300
5/24	$10,732	$11,651	$9,766
6/24	$10,611	$12,011	$9,676
7/24	$11,411	$12,234	$10,659
8/24	$11,381	$12,501	$10,500
9/24	$11,492	$12,759	$10,573
10/24	$11,259	$12,666	$10,420
11/24	$12,293	$13,508	$11,563
12/24	$11,639	$13,095	$10,608
1/25	$11,994	$13,509	$10,887
2/25	$11,357	$13,250	$10,304
3/25	$10,678	$12,477	$9,603
4/25	$10,428	$12,393	$9,381
5/25	$10,939	$13,179	$9,882
6/25	$11,367	$13,848	$10,419
7/25	$11,252	$14,153	$10,600
8/25	$12,102	$14,481	$11,357
9/25	$12,189	$14,981	$11,711
10/25	$11,907	$15,302	$11,922
11/25	$12,131	$15,344	$12,037
12/25	$12,311	$15,341	$11,967

Average Annual Total Returns (%)

Fund	1 year	Since Inception 10/29/21
Lazard US Systematic Small Cap Equity ETF	5.78%	5.12%
Russell 3000 Index	17.15%	10.41%
Russell 2000 Index	12.81%	3.34%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$55,292,588
# of Portfolio Holdings	391
Portfolio Turnover Rate	156%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$221,271

Top 10 Holdings (% of Net Assets)

Mueller Industries, Inc.	1.0%
Coherent Corp.	0.9%
Rambus, Inc.	0.9%
Onto Innovation, Inc.	0.8%
Globus Medical, Inc., Class A	0.8%
OPENLANE, Inc.	0.7%
Interface, Inc.	0.7%
Deckers Outdoor Corp.	0.7%
BioMarin Pharmaceutical, Inc.	0.7%
Huron Consulting Group, Inc.	0.7%

Sector Allocation (% of Net Assets)

Industrials	25.3%
Information Technology	20.9%
Health Care	12.5%
Consumer Discretionary	10.5%
Financials	10.1%
Real Estate	5.1%
Communication Services	3.8%
Energy	3.8%
Materials	3.1%
Consumer Staples	2.7%
Other (includes short-term investments)	2.2%

Material Portfolio Changes

This is a summary of certain changes and planned changes to the Portfolio since December 31, 2024. For more complete information, you may review the Portfolio’s next prospectus, which we expect to be available by May 1, 2026 at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents or upon request at (800) 823-6300 or Contact.US@Lazard.com.

On September 12, 2025, the assets of a predecessor mutual fund, Lazard US Systematic Small Cap Equity Portfolio were transferred to the Portfolio in a tax-free reorganization. The Portfolio has an identical investment objective and substantially similar investment strategies and investment risk profiles as the predecessor mutual fund.

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Householding

A single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) may be delivered to investors with the same last name and the same address. If you wish to receive separate copies of such documents, contact (800) 823-6300.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the “CEO/CFO Code of Ethics”). The Registrant has posted its CEO/CFO Code of Ethics on its Internet website at https://www.lazardassetmanagement.com/codeofethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors (the “Board”) has determined that Robert M. Solmson and Nancy A. Eckl, members of the Audit Committee of the Board, are audit committee financial experts as defined by the Securities and Exchange Commission (the “SEC”). Mr. Solmson and Ms. Eckl are “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2024 and $147,000 in 2025 (plus expenses in each case).

(b) Audit-Related Fees. There were no fees billed in the Reporting Periods by the Auditor to the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services provided by the Auditor to Lazard Asset Management LLC, the Registrant’s investment manager (“Lazard”) and any entity controlling, controlled by or under common control with Lazard that provides ongoing services to the Registrant (“Service Affiliates”) that were reasonably related to the performance of the annual audit of the Service Affiliate which required pre-approval by the Audit Committee were $1,294,787 in 2024 and $1,504,598 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods by the Auditor to the Registrant for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2024 and $43,855 in 2025. These Tax Services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. Additionally, the aggregate fees billed related to European Union tax reclaim filing services rendered by the Auditor were $0 in 2024 and $0 in 2025.

The aggregate fees billed in the Reporting Periods for Tax Services provided by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above.

There were no fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) above, which required pre-approval by the Audit Committee.

(e) Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures (the “Policy”) for pre-approval of the Auditor’s engagements for services to the Registrant and Service Affiliates. The Policy states that the Registrant’s Audit Committee or the Chair of the Audit Committee (pursuant to delegated authority from the Audit Committee) pre-approves the Auditor’s engagements for audit and non-audit services to the Registrant and, as required, non-audit services to Service Affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor’s independence. The Audit Committee Chair must report any pre-approval decisions he or she makes at the next scheduled Audit Committee meeting. There were no services provided by the Auditor to either the Registrant or Service Affiliates that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Reporting Periods.

(f) None.

(g) Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant and Service Affiliates for the Reporting Periods were $472,450 in 2024 and $488,256 in 2025.

(h) Auditor Independence. The Audit Committee considered whether provision of non-audit services to Service Affiliates that were not required to be pre-approved is compatible with maintaining the Auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Active ETF Trust

Annual Financial Statements

December 31, 2025

Equity

Lazard Emerging Markets Opportunities ETF

Lazard Equity Megatrends ETF

Lazard International Dynamic Equity ETF

Lazard Japanese Equity ETF

Lazard Listed Infrastructure ETF

Lazard Next Gen Technologies ETF

Lazard US Systematic Small Cap Equity ETF

Lazard Active ETF Trust Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Emerging Markets Opportunities ETF
6	Lazard Equity Megatrends ETF
10	Lazard International Dynamic Equity ETF
21	Lazard Japanese Equity ETF
26	Lazard Listed Infrastructure ETF
29	Lazard Next Gen Technologies ETF
32	Lazard US Systematic Small Cap Equity ETF
50	Abbreviations (N-CSR Item 7)
52	Statements of Assets and Liabilities (N-CSR Item 7)
54	Statements of Operations (N-CSR Item 7)
58	Statements of Changes in Net Assets (N-CSR Item 7)
66	Financial Highlights (N-CSR Item 7)
73	Notes to Financial Statements (N-CSR Item 7)
103	Report of Independent Registered Public Accounting Firm
105	Tax and Other Information (unaudited)
107	Additional Information (unaudited) (N-CSR Item 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Active ETF Trust (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs. Read the Portfolio’s summary prospectus or prospectus carefully before you invest. The summary prospectus and prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Foreside Fund Services, LLC.

Annual Financial Statements   1

Lazard Active ETF Trust Portfolios of Investments

December 31, 2025

Description	Shares	Fair Value

Lazard Emerging Markets Opportunities ETF

Common Stocks | 99.2%

Argentina | 0.8%
Grupo Financiero Galicia SA ADR	18,826	$1,015,474

Brazil | 5.5%
Banco BTG Pactual SA	164,007	1,573,701
Itau Unibanco Holding SA ADR	220,896	1,581,615
MercadoLibre, Inc. (*)	623	1,254,884
NU Holdings Ltd., Class A (*)	65,088	1,089,573
TOTVS SA	156,686	1,203,221
		6,702,994

China | 26.5%
Alibaba Group Holding Ltd.	281,100	5,157,202
Atour Lifestyle Holdings Ltd. ADR	23,287	917,508
BYD Co. Ltd., Class H	91,000	1,114,775
China Merchants Bank Co. Ltd., Class H	678,500	4,602,659
Contemporary Amperex Technology Co. Ltd., Class A	46,000	2,417,515
Full Truck Alliance Co. Ltd. ADR	92,933	997,171
Innovent Biologics, Inc. (#), (*)	79,000	773,913
Lenovo Group Ltd.	1,348,000	1,603,710
Shenzhen Inovance Technology Co. Ltd., Class A	139,699	1,505,910
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	26,700	727,663
Tencent Holdings Ltd.	92,092	7,087,185
Trip.com Group Ltd.	20,600	1,466,230
Weichai Power Co. Ltd., Class H	552,000	1,336,828
Xiaomi Corp., Class B (#), (*)	309,000	1,560,185
Yum China Holdings, Inc.	24,950	1,181,547
		32,450,001

Greece | 3.1%
GEK Terna SA	49,123	1,466,544
Jumbo SA	24,069	788,673
National Bank of Greece SA	102,852	1,570,330
		3,825,547

The accompanying notes are an integral part of these financial statements.

2   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Opportunities ETF (continued)

Hong Kong | 0.7%
Techtronic Industries Co. Ltd.	74,000	$854,705

India | 16.0%
Amber Enterprises India Ltd. (*)	6,426	456,644
Bharti Airtel Ltd.	98,545	2,308,609
HDFC Bank Ltd. ADR	76,658	2,801,083
Hindalco Industries Ltd. GDR (#)	122,309	1,204,744
ICICI Bank Ltd. ADR	68,268	2,034,386
Infosys Ltd. ADR	52,195	930,115
InterGlobe Aviation Ltd. (#)	14,558	819,500
ITC Ltd.	192,431	862,819
Larsen & Toubro Ltd. GDR	20,907	934,543
Lodha Developers Ltd. (#)	100,294	1,184,276
MakeMyTrip Ltd. (*)	9,819	806,336
Polycab India Ltd.	10,675	904,911
Reliance Industries Ltd. GDR (#)	31,452	2,201,640
Supreme Industries Ltd.	18,697	697,668
Thermax Ltd.	24,479	823,217
Welspun Living Ltd.	417,085	605,910
		19,576,401

Indonesia | 0.9%
Bank Central Asia Tbk. PT	2,342,000	1,134,132

Mexico | 3.5%
Arca Continental SAB de CV	101,005	1,094,794
Corp. Inmobiliaria Vesta SAB de CV ADR	28,464	867,867
Grupo Financiero Banorte SAB de CV, Class O	144,291	1,339,745
Kimberly-Clark de Mexico SAB de CV, Class A	463,501	989,930
		4,292,336

Peru | 1.2%
Credicorp Ltd.	4,896	1,405,152

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   3

Description	Shares	Fair Value

Lazard Emerging Markets Opportunities ETF (continued)

Philippines | 1.4%
BDO Unibank, Inc.	324,431	$742,250
International Container Terminal Services, Inc.	104,150	1,003,749
		1,745,999

Portugal | 0.8%
Jeronimo Martins SGPS SA	41,380	984,611

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	45,259	0
Sberbank of Russia PJSC (*), (¢)	213,889	0
		0

Saudi Arabia | 2.4%
Saudi Arabian Oil Co. (#)	254,558	1,617,286
Saudi National Bank	131,976	1,332,849
		2,950,135

Singapore | 0.6%
Sea Ltd. ADR (*)	5,662	722,301

South Africa | 4.5%
Anglo American PLC	50,715	2,104,408
Bidvest Group Ltd.	60,615	868,766
Capitec Bank Holdings Ltd.	5,518	1,383,929
Shoprite Holdings Ltd.	71,025	1,158,303
		5,515,406

South Korea | 11.2%
Kia Corp.	14,905	1,260,233
Samsung Electronics Co. Ltd. GDR	3,393	7,009,938
Shinhan Financial Group Co. Ltd. ADR	50,826	2,725,799
SK hynix, Inc. GDR (#)	5,838	2,638,776
		13,634,746

The accompanying notes are an integral part of these financial statements.

4   Annual Financial Statements

Description	Shares	Fair Value

Lazard Emerging Markets Opportunities ETF (concluded)

Taiwan | 17.6%
Accton Technology Corp.	30,000	$1,131,427
ASE Technology Holding Co. Ltd.	162,000	1,291,546
MediaTek, Inc.	41,000	1,865,979
Taiwan Semiconductor Manufacturing Co. Ltd.	182,000	8,978,215
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	27,070	8,226,302
		21,493,469

United Arab Emirates | 2.5%
Adnoc Gas PLC	1,505,754	1,455,370
Emaar Properties PJSC	426,618	1,631,948
		3,087,318

Total Common Stocks (Cost $86,720,161)		121,390,727

Short-Term Investments | 0.9%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $1,099,706)	1,099,706	1,099,706

Total Investments | 100.1% (Cost $87,819,867)		$122,490,433

Liabilities in Excess of Cash and Other Assets | (0.1)%		(71,464)

Net Assets | 100.0%		$122,418,969

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 9.8% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   5

Description	Shares	Fair Value

Lazard Equity Megatrends ETF

Common Stocks | 99.0%

Brazil | 1.0%
MercadoLibre, Inc. (*)	231	$465,294

Denmark | 0.5%
Novo Nordisk AS, Class B	4,507	230,502

France | 3.3%
EssilorLuxottica SA	3,098	982,017
LVMH Moet Hennessy Louis Vuitton SE	731	553,748
		1,535,765

Germany | 5.0%
SAP SE	3,069	750,974
Siemens AG	3,547	996,245
Siemens Healthineers AG (#)	10,991	579,845
		2,327,064

India | 2.1%
Reliance Industries Ltd. GDR (#)	13,717	960,190

Japan | 6.8%
FANUC Corp.	26,100	1,013,062
Keyence Corp.	1,800	650,891
Mitsubishi Electric Corp.	36,500	1,067,674
Sony Group Corp. ADR	17,330	443,648
		3,175,275

Netherlands | 0.6%
Wolters Kluwer NV	2,453	254,501

Singapore | 0.6%
Sea Ltd. ADR (*)	2,221	283,333

The accompanying notes are an integral part of these financial statements.

6   Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Megatrends ETF (continued)

Sweden | 5.0%
Atlas Copco AB, A Shares	41,175	$741,649
Epiroc AB, Class A	21,398	487,204
Hexagon AB, B Shares	90,459	1,074,463
		2,303,316

Switzerland | 2.0%
TE Connectivity PLC	4,113	935,749

Taiwan | 4.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,553	1,991,391

United Kingdom | 4.0%
London Stock Exchange Group PLC	4,372	526,428
RELX PLC	21,734	882,846
Weir Group PLC	12,124	464,108
		1,873,382

United States | 63.8%
Accenture PLC, Class A	2,228	597,772
Alphabet, Inc., Class A	4,768	1,492,384
Amazon.com, Inc. (*)	7,066	1,630,974
Analog Devices, Inc.	2,989	810,617
Apple, Inc.	3,171	862,068
Applied Materials, Inc.	3,937	1,011,770
Autodesk, Inc. (*)	2,862	847,181
Boston Scientific Corp. (*)	5,038	480,373
Broadcom, Inc.	2,836	981,540
Chubb Ltd.	1,506	470,053
Danaher Corp.	3,598	823,654
Dolby Laboratories, Inc., Class A	10,324	663,007
Eli Lilly & Co.	706	758,724
Equifax, Inc.	3,368	730,789
Experian PLC	17,254	780,468
GE HealthCare Technologies, Inc.	9,185	753,354

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Equity Megatrends ETF (continued)

Intercontinental Exchange, Inc.	4,741	$767,852
Intuit, Inc.	953	631,286
IQVIA Holdings, Inc. (*)	3,714	837,173
Keysight Technologies, Inc. (*)	4,426	899,319
Labcorp Holdings, Inc.	1,585	397,645
Marsh & McLennan Cos., Inc.	3,880	719,818
Marvell Technology, Inc.	10,788	916,764
Mastercard, Inc., Class A	1,216	694,190
Medtronic PLC	4,655	447,159
Meta Platforms, Inc., Class A	1,156	763,064
Microsoft Corp.	3,429	1,658,333
NVIDIA Corp.	5,395	1,006,167
PTC, Inc. (*)	4,754	828,194
QUALCOMM, Inc.	2,607	445,927
S&P Global, Inc.	1,585	828,305
Salesforce, Inc.	1,646	436,042
Schneider Electric SE	2,928	807,772
ServiceNow, Inc. (*)	1,242	190,262
Stryker Corp.	1,364	479,405
Take-Two Interactive Software, Inc. (*)	1,957	501,051
Thermo Fisher Scientific, Inc.	1,671	968,261
Visa, Inc., A Shares	1,928	676,169
		29,594,886

Total Common Stocks (Cost $38,436,405)		45,930,648

Short-Term Investments | 1.0%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $452,755)	452,755	452,755

The accompanying notes are an integral part of these financial statements.

8   Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Megatrends ETF (concluded)

Total Investments | 100.0% (Cost $38,889,160)		$46,383,403

Liabilities in Excess of Cash and Other Assets | 0.0%		(5,446)

Net Assets | 100.0%		$46,377,957

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 3.3% of net assets of the Portfolio.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   9

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF

Common Stocks | 98.3%

Australia | 3.7%
Alkane Resources Ltd. (*)	755,539	$677,653
Anglogold Ashanti PLC	13,776	1,174,817
Beach Energy Ltd.	1,355,285	1,061,932
Brambles Ltd.	159,708	2,445,269
Bravura Solutions Ltd.	392,445	672,574
Catalyst Metals Ltd. (*)	164,682	808,262
Evolution Mining Ltd.	141,940	1,200,196
Northern Star Resources Ltd.	115,510	2,058,954
Perseus Mining Ltd.	392,374	1,486,198
Qantas Airways Ltd.	369,311	2,556,334
Ramelius Resources Ltd.	279,943	776,588
REA Group Ltd.	11,920	1,457,739
Regis Resources Ltd.	136,253	685,995
SRG Global Ltd.	499,206	998,686
Virgin Australia Holdings Ltd.	297,035	693,272
		18,754,469

Belgium | 0.2%
Colruyt Group NV	10,777	398,697
Proximus SADP	94,274	783,345
		1,182,042

Brazil | 0.3%
CPFL Energia SA	63,745	619,914
Vale SA	86,299	1,133,277
		1,753,191

Canada | 8.5%
Agnico Eagle Mines Ltd.	24,194	4,108,259
Aritzia, Inc. (*)	14,563	1,246,739
Badger Infrastructure Solutions Ltd.	13,997	746,745
Barrick Mining Corp.	72,423	3,158,980

The accompanying notes are an integral part of these financial statements.

10   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Canadian Natural Resources Ltd.	52,797	$1,790,649
Constellation Software, Inc.	257	618,975
Dollarama, Inc.	18,083	2,706,217
Groupe Dynamite, Inc.	10,682	644,232
Hydro One Ltd. (#)	16,074	640,732
iA Financial Corp., Inc.	5,073	658,130
Kinross Gold Corp.	120,073	3,386,483
Loblaw Cos. Ltd.	198,807	8,999,434
Lundin Gold, Inc.	10,939	909,914
Magna International, Inc.	144,764	7,727,435
Shopify, Inc., Class A (*)	12,599	2,031,281
Suncor Energy, Inc.	48,499	2,155,433
Toronto-Dominion Bank	20,398	1,924,994
		43,454,632

Chile | 0.1%
Latam Airlines Group SA	25,712,191	695,583

China | 9.6%
Alibaba Group Holding Ltd. ADR	8,755	1,283,308
Alibaba Group Holding Ltd.	251,100	4,606,807
Bank of Shanghai Co. Ltd., Class A	1,189,899	1,719,766
Bilibili, Inc., Class Z (*)	29,480	730,609
BOC Hong Kong Holdings Ltd.	943,000	4,775,880
China Everbright Bank Co. Ltd., Class H	2,331,000	1,090,106
China Pacific Insurance Group Co. Ltd., Class H	135,000	610,522
CITIC Ltd.	670,000	1,038,119
Contemporary Amperex Technology Co. Ltd., Class H	7,500	487,088
Eoptolink Technology, Inc. Ltd., Class A	11,100	684,411
H World Group Ltd. ADR	13,124	617,484
Henan Yuneng Holdings Co. Ltd., Class A (*)	683,119	508,320
Huaxia Bank Co. Ltd., Class A	2,192,500	2,155,431
JD.com, Inc., Class A	118,400	1,697,622
Kuaishou Technology (#)	135,600	1,114,103
Meitu, Inc. (#)	635,500	571,530
Midea Group Co. Ltd., Class H	67,900	741,068

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   11

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

NetEase, Inc.	46,700	$1,287,572
New China Life Insurance Co. Ltd., Class H	101,900	711,539
PDD Holdings, Inc. ADR (*)	13,475	1,527,930
People’s Insurance Co. Group of China Ltd., Class H	2,465,000	2,137,695
PetroChina Co. Ltd., Class H	680,000	732,113
Ping An Insurance Group Co. of China Ltd., Class H	395,500	3,310,442
Pop Mart International Group Ltd. (#)	27,400	660,754
Rockchip Electronics Co. Ltd., Class A	21,400	545,952
Sino Biopharmaceutical Ltd.	1,017,000	807,485
Tencent Holdings Ltd.	112,900	8,688,521
Tencent Music Entertainment Group ADR	29,647	519,712
Trip.com Group Ltd.	13,600	967,996
Xiaomi Corp., Class B (#), (*)	175,600	886,629
Zhongji Innolight Co. Ltd., Class A	7,900	689,596
Zijin Mining Group Co. Ltd., Class H	234,000	1,072,068
		48,978,178

Denmark | 1.0%
Novo Nordisk AS, Class B	39,417	2,015,910
Pandora AS	18,547	2,063,629
Vestas Wind Systems AS	37,647	1,026,478
		5,106,017

France | 6.7%
Airbus SE	11,896	2,771,899
BNP Paribas SA	110,758	10,509,146
Gaztransport Et Technigaz SA	7,061	1,298,652
Rubis SCA	15,691	590,811
Safran SA	1,619	565,487
Societe Generale SA	63,232	5,103,344
Thales SA	2,312	623,983
TotalEnergies SE	75,150	4,906,371
Vinci SA	55,146	7,775,188
		34,144,881

The accompanying notes are an integral part of these financial statements.

12   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Germany | 3.3%
Commerzbank AG	16,646	$705,752
Deutsche Bank AG	120,557	4,687,986
Friedrich Vorwerk Group SE	8,749	838,462
IONOS Group SE (*)	16,503	518,467
Mercedes-Benz Group AG	33,406	2,356,768
MTU Aero Engines AG	1,363	568,756
Rheinmetall AG	438	802,993
Scout24 SE (#)	6,359	640,783
Siemens Energy AG (*)	19,626	2,775,192
TUI AG (*)	267,983	2,827,559
		16,722,718

Hong Kong | 1.7%
AIA Group Ltd.	58,400	599,494
Futu Holdings Ltd. ADR (*)	3,505	575,556
Prudential PLC	358,290	5,515,550
WH Group Ltd. (#)	1,820,000	2,027,288
		8,717,888

Hungary | 0.3%
OTP Bank Nyrt	11,787	1,265,556

India | 4.8%
Adani Ports & Special Economic Zone Ltd.	61,644	1,008,066
Axis Bank Ltd. GDR	13,476	933,887
Canara Bank	1,573,449	2,711,889
Dr. Reddy’s Laboratories Ltd. ADR	50,900	714,636
Indian Bank	254,854	2,374,031
Indus Towers Ltd. (*)	659,164	3,071,059
Life Insurance Corp. of India	97,999	932,131
Punjab National Bank	465,816	640,475
Reliance Industries Ltd. GDR (#)	10,764	753,480
South Indian Bank Ltd.	4,733,203	2,017,997
State Bank of India GDR	61,299	6,669,331

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   13

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Tata Motors Ltd./new (*)	102,166	$472,299
Union Bank of India Ltd.	1,360,515	2,327,483
		24,626,764

Indonesia | 0.3%
Japfa Comfeed Indonesia Tbk. PT	9,093,600	1,428,799

Ireland | 0.1%
AIB Group PLC	67,354	727,756

Israel | 0.2%
Nice Ltd. ADR (*)	4,592	519,080
Wix.com Ltd. (*)	6,445	669,571
		1,188,651

Italy | 2.7%
Banca Monte dei Paschi di Siena SpA	116,197	1,245,949
Ferrari NV	5,022	1,879,722
Intesa Sanpaolo SpA	103,304	718,368
Leonardo SpA	55,829	3,223,343
Nexi SpA (#)	228,017	1,130,361
Telecom Italia SpA (*)	1,994,141	1,203,330
UniCredit SpA	50,858	4,236,066
		13,637,139

Japan | 13.4%
Advantest Corp.	10,900	1,365,412
Chiyoda Corp. (*)	508,000	2,382,086
Chugai Pharmaceutical Co. Ltd.	43,400	2,282,345
Daiwa House Industry Co. Ltd.	47,700	1,581,834
Denso Corp.	153,600	2,114,701
Hitachi Ltd.	35,600	1,113,345
Japan Airlines Co. Ltd.	374,000	6,931,449
Japan Post Bank Co. Ltd.	73,400	1,034,423
Japan Post Holdings Co. Ltd.	740,400	7,796,295
Japan Tobacco, Inc.	176,100	6,336,432
KDX Realty Investment Corp. REIT	964	1,081,805

The accompanying notes are an integral part of these financial statements.

14   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Kyocera Corp.	68,600	$961,306
Leopalace21 Corp.	143,400	601,979
LY Corp.	282,400	751,649
Mitsubishi Electric Corp.	279,075	8,163,315
Mitsui Fudosan Co. Ltd.	100,600	1,142,737
MS&AD Insurance Group Holdings, Inc.	26,700	627,364
Nissan Chemical Corp.	61,300	2,097,368
NTT, Inc.	2,153,000	2,166,118
ORIX Corp.	35,100	1,019,780
Recruit Holdings Co. Ltd.	11,100	626,506
Sanki Engineering Co. Ltd.	90,200	3,303,123
SoftBank Corp.	672,500	921,580
Sony Group Corp.	82,900	2,128,231
Sumitomo Chemical Co. Ltd.	391,500	1,112,969
Sumitomo Mitsui Financial Group, Inc.	34,900	1,122,402
Suzuki Motor Corp.	66,500	990,425
T&D Holdings, Inc.	67,100	1,547,523
Tokyo Electron Ltd.	7,900	1,729,739
Toyota Motor Corp.	110,400	2,363,727
Workman Co. Ltd.	29,100	1,221,589
		68,619,557

Malaysia | 0.3%
99 Speed Mart Retail Holdings Bhd.	922,400	866,029
Sunway Construction Group Bhd.	411,100	573,392
		1,439,421

Mexico | 0.1%
Gentera SAB de CV	262,709	673,302

Netherlands | 3.1%
ASML Holding NV	8,169	8,839,991
EXOR NV	25,187	2,143,135
Koninklijke Ahold Delhaize NV	106,030	4,342,256
Koninklijke Heijmans NV	8,187	649,990
		15,975,372

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   15

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Norway | 0.2%
Kongsberg Gruppen ASA	35,940	$921,406

Philippines | 0.4%
International Container Terminal Services, Inc.	232,530	2,241,015

Poland | 0.6%
PGE Polska Grupa Energetyczna SA (*)	669,514	1,639,520
Tauron Polska Energia SA (*)	687,878	1,653,494
		3,293,014

Portugal | 0.4%
Banco Comercial Portugues SA, Class R	1,836,390	1,932,879

Saudi Arabia | 0.5%
Al Babtain Power & Telecommunication Co.	40,316	691,675
Electrical Industries Co.	244,803	730,989
Etihad Etisalat Co.	55,902	983,665
		2,406,329

Singapore | 1.1%
Oversea-Chinese Banking Corp. Ltd.	63,500	975,708
Sea Ltd. ADR (*)	11,895	1,517,445
Singapore Technologies Engineering Ltd.	155,700	1,019,435
United Overseas Bank Ltd.	75,100	2,047,439
		5,560,027

South Africa | 1.0%
FirstRand Ltd.	122,990	673,588
Gold Fields Ltd. ADR	55,820	2,437,101
Harmony Gold Mining Co. Ltd. ADR	88,897	1,769,050
		4,879,739

The accompanying notes are an integral part of these financial statements.

16   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

South Korea | 4.6%
Hana Financial Group, Inc.	13,456	$878,976
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,575	1,010,048
Hyundai Rotem Co. Ltd.	4,958	646,703
Korea Electric Power Corp.	134,930	4,421,017
Samsung Electronics Co. Ltd.	125,617	10,455,367
SK Hynix, Inc.	13,267	5,995,500
		23,407,611

Spain | 2.1%
Acciona SA	19,836	4,330,801
Banco Bilbao Vizcaya Argentaria SA	68,391	1,610,453
Banco Santander SA	404,265	4,781,128
		10,722,382

Sweden | 1.6%
Betsson AB, Class B	77,459	1,241,018
Boliden AB (*)	66,563	3,719,926
Plejd AB (*)	5,925	467,249
Saab AB, Class B	9,235	538,545
Telefonaktiebolaget LM Ericsson ADR	251,667	2,428,586
		8,395,324

Switzerland | 1.5%
ABB Ltd.	73,075	5,462,293
Logitech International SA	5,415	557,323
UBS Group AG	36,712	1,712,686
		7,732,302

Taiwan | 6.7%
Accton Technology Corp.	67,000	2,526,854
Arcadyan Technology Corp.	173,000	958,037
ASE Technology Holding Co. Ltd.	89,000	709,553
Asia Vital Components Co. Ltd.	15,000	720,867
Asustek Computer, Inc.	37,000	645,311

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   17

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Delta Electronics, Inc.	151,000	$4,627,966
Himax Technologies, Inc. ADR	76,844	629,352
MediaTek, Inc.	114,000	5,188,332
Realtek Semiconductor Corp.	58,000	902,659
Taiwan Semiconductor Manufacturing Co. Ltd.	347,000	17,117,805
		34,026,736

Thailand | 0.6%
Advanced Info Service PCL (‡)	101,100	1,004,421
TMBThanachart Bank PCL NVDR	29,565,400	1,895,639
		2,900,060

United Arab Emirates | 0.5%
Adnoc Gas PLC	676,946	654,294
Emaar Properties PJSC	501,809	1,919,578
		2,573,872

United Kingdom | 9.4%
AstraZeneca PLC ADR	74,062	6,808,520
Barclays PLC	341,779	2,187,988
Currys PLC	370,205	627,409
HSBC Holdings PLC	232,016	3,663,113
Imperial Brands PLC	149,081	6,254,261
International Consolidated Airlines Group SA	474,452	2,646,240
Legal & General Group PLC	1,323,084	4,660,808
NatWest Group PLC	829,185	7,269,493
Next PLC	5,538	1,019,007
Rolls-Royce Holdings PLC	269,059	4,161,824
Sage Group PLC	92,236	1,343,591
Standard Chartered PLC	228,334	5,595,737
Vodafone Group PLC	1,564,125	2,080,263
		48,318,254

United States | 6.7%
BeOne Medicines Ltd., Class H (*)	23,600	543,647
Buzzi SpA	9,026	551,231
GSK PLC	381,195	9,354,689

The accompanying notes are an integral part of these financial statements.

18   Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Novartis AG	76,114	$10,529,624
Roche Holding AG	19,536	8,093,045
Sanofi SA	23,282	2,261,859
Shell PLC	36,268	1,336,634
Spotify Technology SA (*)	870	505,218
Titan SA	19,183	1,182,798
		34,358,745

Total Common Stocks (Cost $442,949,887)		502,761,611

Preferred Stocks | 1.4%

Brazil | 0.7%
Banco Bradesco SA	149,811	497,297
Petroleo Brasileiro SA - Petrobras	573,419	3,225,106
		3,722,403

Germany | 0.7%
Volkswagen AG	28,554	3,472,576

Total Preferred Stocks (Cost $6,747,024)		7,194,979

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40 (*), (¢) (Cost $0)	26	0

Short-Term Investments | 0.3%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $1,484,079)	1,484,079	1,484,079

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   19

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (concluded)

Total Investments | 100.0% (Cost $451,180,990)		$511,440,669

Cash and Other Assets in Excess of Liabilities | 0.0%		116,504

Net Assets | 100.0%		$511,557,173

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 1.6% of net assets of the Portfolio.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 9 in the Notes to Financial Statements.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

20   Annual Financial Statements

Description	Shares	Fair Value

Lazard Japanese Equity ETF

Common Stocks | 99.6%

Automobile Components | 1.9%
Denso Corp.	92,100	$1,267,995

Automobiles | 4.2%
Suzuki Motor Corp.	97,800	1,456,596
Toyota Motor Corp.	59,200	1,267,506
		2,724,102

Banks | 14.8%
Mitsubishi UFJ Financial Group, Inc.	196,600	3,126,886
Mizuho Financial Group, Inc.	66,800	2,429,169
Resona Holdings, Inc.	148,300	1,412,561
Sumitomo Mitsui Financial Group, Inc.	84,600	2,720,780
		9,689,396

Building Products | 1.8%
Daikin Industries Ltd.	9,300	1,191,387

Capital Markets | 1.1%
Nomura Holdings, Inc.	82,000	680,609

Chemicals | 6.7%
Mitsui Chemicals, Inc.	47,600	607,963
Nippon Paint Holdings Co. Ltd.	49,700	332,136
Nippon Sanso Holdings Corp.	32,700	973,834
Nissan Chemical Corp.	9,700	331,884
Nitto Denko Corp.	39,100	926,706
Shin-Etsu Chemical Co. Ltd.	38,100	1,184,480
		4,357,003

Commercial Services & Supplies | 0.3%
Okamura Corp.	13,000	190,175

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   21

Description	Shares	Fair Value

Lazard Japanese Equity ETF (continued)

Construction & Engineering | 2.4%
Shimizu Corp.	91,800	$1,562,846

Consumer Staples Distribution & Retail | 2.9%
MatsukiyoCocokara & Co.	37,700	652,285
Seven & i Holdings Co. Ltd.	85,600	1,229,020
		1,881,305

Containers & Packaging | 0.9%
Rengo Co. Ltd.	74,400	576,945

Diversified Telecommunication Services | 2.3%
NTT, Inc.	1,467,800	1,476,743

Electric Utilities | 2.4%
Kansai Electric Power Co., Inc.	100,800	1,578,768

Electrical Equipment | 2.3%
Mitsubishi Electric Corp.	50,900	1,488,893

Electronic Equipment, Instruments & Components | 2.9%
Murata Manufacturing Co. Ltd.	34,000	704,099
TDK Corp.	85,200	1,201,807
		1,905,906

Financial Services | 1.7%
ORIX Corp.	37,800	1,098,224

Food Products | 2.3%
Toyo Suisan Kaisha Ltd.	9,900	678,969
Yakult Honsha Co. Ltd.	54,200	846,654
		1,525,623

Ground Transportation | 1.6%
East Japan Railway Co.	40,600	1,070,268

The accompanying notes are an integral part of these financial statements.

22   Annual Financial Statements

Description	Shares	Fair Value

Lazard Japanese Equity ETF (continued)

Household Durables | 6.1%
Rinnai Corp.	22,700	$573,492
Sony Group Corp.	96,100	2,467,105
Sumitomo Forestry Co. Ltd.	89,300	914,108
		3,954,705

Industrial Conglomerates | 3.0%
Hitachi Ltd.	61,800	1,932,716

Insurance | 2.6%
Tokio Marine Holdings, Inc.	46,300	1,718,250

Interactive Media & Services | 0.9%
Kakaku.com, Inc.	39,600	584,103

IT Services | 1.9%
Fujitsu Ltd.	44,800	1,237,291

Machinery | 7.5%
Daifuku Co. Ltd.	21,300	669,663
FANUC Corp.	20,400	791,819
Komatsu Ltd.	36,300	1,157,932
Makita Corp.	25,100	758,549
SMC Corp.	2,500	868,608
THK Co. Ltd.	24,000	613,531
		4,860,102

Oil, Gas & Consumable Fuels | 2.0%
Inpex Corp.	65,500	1,306,699

Pharmaceuticals | 4.3%
Daiichi Sankyo Co. Ltd.	53,400	1,140,599
Takeda Pharmaceutical Co. Ltd.	54,900	1,693,461
		2,834,060

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   23

Description	Shares	Fair Value

Lazard Japanese Equity ETF (continued)

Professional Services | 1.9%
Recruit Holdings Co. Ltd.	21,700	$1,224,791

Real Estate Management & Development | 2.6%
Daiwa House Industry Co. Ltd.	14,400	477,535
Mitsui Fudosan Co. Ltd.	109,300	1,241,562
		1,719,097

Semiconductors & Semiconductor Equipment | 4.7%
Disco Corp.	3,400	1,044,869
SUMCO Corp.	40,600	371,693
Tokyo Electron Ltd.	7,600	1,664,053
		3,080,615

Specialty Retail | 0.5%
Nitori Holdings Co. Ltd.	20,000	349,931

Technology Hardware, Storage & Peripherals | 1.3%
FUJIFILM Holdings Corp.	40,800	870,428

Trading Companies & Distributors | 4.4%
Mitsubishi Corp.	82,900	1,896,580
Toyota Tsusho Corp.	29,200	982,492
		2,879,072

Transportation Infrastructure | 0.6%
Mitsubishi Logistics Corp.	49,100	375,114

Wireless Telecommunication Services | 2.8%
SoftBank Group Corp.	64,800	1,819,005

Total Common Stocks (Cost $54,772,254)		65,012,167

The accompanying notes are an integral part of these financial statements.

24   Annual Financial Statements

Description	Shares	Fair Value

Lazard Japanese Equity ETF (concluded)

Short-Term Investments | 0.9%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $587,220)	587,220	$587,220

Total Investments | 100.5% (Cost $55,359,474)		$65,599,387

Liabilities in Excess of Cash and Other Assets | (0.5)%		(300,868)

Net Assets | 100.0%		$65,298,519

(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   25

Description	Shares	Fair Value

Lazard Listed Infrastructure ETF

Common Stocks | 98.9%

Australia | 4.6%
Transurban Group	90,141	$854,170

Canada | 8.0%
Canadian National Railway Co.	15,067	1,492,136

France | 8.0%
Vinci SA	10,588	1,492,832

Italy | 4.3%
Snam SpA	62,643	416,118
Terna - Rete Elettrica Nazionale	36,993	393,364
		809,482

Spain | 7.1%
Aena SME SA (#)	27,676	774,248
Cellnex Telecom SA (#)	16,897	544,340
		1,318,588

United Kingdom | 8.0%
National Grid PLC	97,020	1,489,620

United States | 58.9%
Ameren Corp.	3,537	353,205
American Electric Power Co., Inc.	4,649	536,076
American Tower Corp.	4,405	773,386
Consolidated Edison, Inc.	7,547	749,568
Crown Castle, Inc.	8,704	773,524
CSX Corp.	23,160	839,550
Evergy, Inc.	4,752	344,472
Eversource Energy	5,119	344,662
Exelon Corp.	17,239	751,448
Ferrovial SE	6,363	413,557
NextEra Energy, Inc.	6,727	540,044

The accompanying notes are an integral part of these financial statements.

26   Annual Financial Statements

Description	Shares	Fair Value

Lazard Listed Infrastructure ETF (continued)

Norfolk Southern Corp.	2,803	$809,282
OGE Energy Corp.	19,368	827,014
Pinnacle West Capital Corp.	9,497	842,384
Portland General Electric Co.	17,548	842,129
PPL Corp.	9,993	349,955
Spire, Inc.	4,169	344,776
Union Pacific Corp.	2,315	535,506
		10,970,538

Total Common Stocks (Cost $18,431,222)		18,427,366

Short-Term Investments | 0.9%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $166,703)	166,703	166,703

Total Investments | 99.8% (Cost $18,597,925) (»)		$18,594,069

Cash and Other Assets in Excess of Liabilities | 0.2%		41,049

Net Assets | 100.0%		$18,635,118

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 7.1% of net assets of the Portfolio.
(a)	Affiliated investment.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   27

Lazard Listed Infrastructure ETF (concluded)

Asset Class/Sector	Allocation

Equity
Communication Services	2.9%
Industrials	38.7
Real Estate	8.3
Utilities	49.0
Other (includes short-term investments)	1.1
Total	100.0%

Forward Currency Contracts open at December 31, 2025:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	42,444	AUD	63,942	MSC	03/26/26	$—	$230
USD	88,469	AUD	132,135	RBC	03/26/26	285	—
USD	736,344	AUD	1,109,918	SSB	03/26/26	—	4,396
USD	149,226	CAD	203,235	RBC	03/26/26	624	—
USD	1,345,024	CAD	1,841,825	SSB	03/26/26	—	1,690
USD	403,990	EUR	341,942	RBC	03/26/26	639	—
USD	3,444,540	EUR	2,910,515	SSB	03/26/26	11,328	—
USD	109,251	GBP	81,439	MSC	03/26/26	—	501
USD	148,935	GBP	110,360	RBC	03/26/26	207	—
USD	1,312,971	GBP	978,716	SSB	03/26/26	—	6,008
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$13,083	$12,825

The accompanying notes are an integral part of these financial statements.

28   Annual Financial Statements

Description	Shares	Fair Value

Lazard Next Gen Technologies ETF

Common Stocks | 99.0%

Canada | 1.9%
Shopify, Inc., Class A (*)	5,679	$914,149

China | 4.8%
Alibaba Group Holding Ltd. ADR	5,859	858,812
Tencent Holdings Ltd. ADR	11,852	907,271
Xiaomi Corp., Class B (#), (*)	117,400	592,769
		2,358,852

Italy | 1.9%
Prysmian SpA	8,933	906,244

Japan | 2.9%
Advantest Corp.	11,300	1,415,519

Netherlands | 2.9%
Adyen NV (#), (*)	476	768,678
Nebius Group NV (*)	7,793	652,313
		1,420,991

South Korea | 4.5%
HD Hyundai Electric Co. Ltd.	1,087	584,040
SK Hynix, Inc.	3,616	1,634,109
		2,218,149

Taiwan | 6.3%
Accton Technology Corp.	18,000	678,856
King Yuan Electronics Co. Ltd.	115,000	905,858
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,824	1,465,965
		3,050,679

United Kingdom | 1.5%
RELX PLC	17,501	710,899

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   29

Description	Shares	Fair Value

Lazard Next Gen Technologies ETF (continued)

United States | 72.3%
Advanced Micro Devices, Inc. (*)	3,841	$822,589
Alphabet, Inc., Class A	4,561	1,427,593
Amazon.com, Inc. (*)	7,364	1,699,758
Ambarella, Inc. (*)	10,077	713,855
Amphenol Corp., Class A	10,934	1,477,621
AppLovin Corp., Class A (*)	1,473	992,537
Arista Networks, Inc. (*)	8,571	1,123,058
Autodesk, Inc. (*)	2,827	836,820
Broadcom, Inc.	3,693	1,278,147
Cadence Design Systems, Inc. (*)	2,081	650,479
Cisco Systems, Inc.	7,980	614,699
Cloudflare, Inc., Class A (*)	5,127	1,010,788
Crowdstrike Holdings, Inc., Class A (*)	2,010	942,208
CyberArk Software Ltd. (*)	1,944	867,141
Datadog, Inc., Class A (*)	7,349	999,390
Doximity, Inc., Class A (*)	7,684	340,248
Dynatrace, Inc. (*)	15,382	666,656
Eaton Corp. PLC	2,515	801,053
International Business Machines Corp.	2,864	848,345
JFrog Ltd. (*)	8,725	544,963
Manhattan Associates, Inc. (*)	3,604	624,609
Mastercard, Inc., Class A	1,650	941,952
Meta Platforms, Inc., Class A	1,920	1,267,373
Microsoft Corp.	3,612	1,746,835
NVIDIA Corp.	13,705	2,555,982
Palantir Technologies, Inc., Class A (*)	5,719	1,016,552
Palo Alto Networks, Inc. (*)	7,154	1,317,767
PTC, Inc. (*)	3,467	603,986
Salesforce, Inc.	3,993	1,057,786
Samsara, Inc., Class A (*)	14,485	513,493
ServiceNow, Inc. (*)	4,475	685,525
Snowflake, Inc. (*)	4,482	983,172
Synopsys, Inc. (*)	1,250	587,150
Tempus AI, Inc. (*)	7,904	466,731
Trimble, Inc. (*)	7,536	590,446

The accompanying notes are an integral part of these financial statements.

30   Annual Financial Statements

Description	Shares	Fair Value

Lazard Next Gen Technologies ETF (concluded)

Twilio, Inc., Class A (*)	5,424	$771,510
Uber Technologies, Inc. (*)	10,000	817,100
		35,205,917

Total Common Stocks (Cost $34,883,510)		48,201,399

Short-Term Investments | 1.0%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $507,765)	507,765	507,765

Total Investments | 100.0% (Cost $35,391,275)		$48,709,164

Liabilities in Excess of Cash and Other Assets | 0.0%		(12,171)

Net Assets | 100.0%		$48,696,993

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 2.8% of net assets of the Portfolio.
(a)	Affiliated investment.

Asset Class/Sector	Allocation

Equity
Communication Services	7.4%
Consumer Discretionary	5.3
Financials	3.5
Health Care	1.7
Industrials	7.8
Information Technology	73.3
Other (includes short-term investments)	1.0
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   31

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF

Closed-End Management Investment Companies | 0.2%
ASA Gold & Precious Metals Ltd.	1,692	$100,962
Kayne Anderson Energy Infrastructure Fund	2,654	32,856

Total Closed-End Management Investment Companies (Cost $69,010)		133,818

Common Stocks | 98.8%

Aerospace & Defense | 0.2%
Innovative Solutions & Support, Inc. (*)	5,726	108,450

Automobile Components | 2.2%
Autoliv, Inc.	2,095	248,676
Dana, Inc.	4,890	116,186
Dorman Products, Inc. (*)	1,049	129,226
Garrett Motion, Inc.	13,010	226,764
Gentex Corp.	9,484	220,693
Lear Corp.	1,855	212,583
Motorcar Parts of America, Inc. (*)	1,915	23,631
Strattec Security Corp. (*)	1,805	137,433
		1,315,192

Banks | 4.0%
1st Source Corp.	2,071	129,417
BancFirst Corp.	701	74,320
Bank of NT Butterfield & Son Ltd.	4,823	240,282
Capital City Bank Group, Inc.	561	23,882
Central Pacific Financial Corp.	3,210	100,024
Community Financial System, Inc.	1,411	81,048
Cullen/Frost Bankers, Inc.	767	97,125
First BanCorp	4,492	93,119
First Business Financial Services, Inc.	200	10,860
First Financial Corp.	1,086	65,616
HomeTrust Bancshares, Inc.	1,320	56,681
Intercorp Financial Services, Inc.	2,415	102,299

The accompanying notes are an integral part of these financial statements.

32   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

International Bancshares Corp.	1,450	$96,338
Nicolet Bankshares, Inc.	727	88,185
Northrim BanCorp, Inc.	1,694	45,077
Popular, Inc.	899	111,944
Republic Bancorp, Inc., Class A	1,139	78,580
South Plains Financial, Inc.	1,254	48,655
Southern Missouri Bancorp, Inc.	1,238	73,191
Synovus Financial Corp.	1,773	88,739
Trustmark Corp.	4,589	178,742
Unity Bancorp, Inc.	1,234	63,822
Western Alliance Bancorp	1,212	101,893
WSFS Financial Corp.	1,724	95,234
Zions Bancorp NA	2,128	124,573
		2,269,646

Beverages | 0.4%
Coca-Cola Consolidated, Inc.	1,456	223,205

Biotechnology | 3.6%
ACADIA Pharmaceuticals, Inc. (*)	12,266	327,625
ARS Pharmaceuticals, Inc. (*)	14,347	167,143
BioMarin Pharmaceutical, Inc. (*)	6,124	363,949
Caris Life Sciences, Inc.	4,000	107,920
Exact Sciences Corp. (*)	2,479	251,767
Ironwood Pharmaceuticals, Inc. (*)	32,774	110,448
Kiniksa Pharmaceuticals International PLC (*)	5,623	231,949
MiMedx Group, Inc. (*)	15,623	105,768
United Therapeutics Corp. (*)	602	293,324
XOMA Royalty Corp. (*)	114	3,031
		1,962,924

Broadline Retail | 0.2%
Pattern Group, Inc., Class A	10,739	123,928

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   33

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Building Products | 2.5%

A.O. Smith Corp.	4,256	$284,641
AZZ, Inc.	1,781	190,888
CSW Industrials, Inc.	995	292,062
Griffon Corp.	1,438	105,909
Hayward Holdings, Inc. (*)	6,938	107,192
Insteel Industries, Inc.	3,898	123,450
Simpson Manufacturing Co., Inc.	649	104,794
Tecnoglass, Inc.	2,349	118,202
Zurn Elkay Water Solutions Corp.	2,275	105,765
		1,432,903

Capital Markets | 1.5%
BGC Group, Inc., Class A	9,027	80,611
Evercore, Inc., Class A	307	104,457
Federated Hermes, Inc.	3,949	205,624
MarketAxess Holdings, Inc.	492	89,175
Morningstar, Inc.	392	85,185
SEI Investments Co.	1,235	101,295
Stifel Financial Corp.	781	97,797
		764,144

Chemicals | 2.0%
Avient Corp.	3,435	107,309
Cabot Corp.	3,391	224,755
Element Solutions, Inc.	3,921	97,986
ICL Group Ltd.	24,679	140,917
LSB Industries, Inc. (*)	3,190	27,115
Methanex Corp.	7,442	295,596
Minerals Technologies, Inc.	1,506	91,791
NewMarket Corp.	128	87,969
		1,073,438

The accompanying notes are an integral part of these financial statements.

34   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Commercial Services & Supplies | 3.3%

Brady Corp., Class A	2,466	$193,260
BrightView Holdings, Inc. (*)	8,533	108,113
Brink’s Co.	937	109,376
Healthcare Services Group, Inc. (*)	10,159	194,240
Interface, Inc.	13,807	385,491
Liquidity Services, Inc. (*)	7,018	212,716
OPENLANE, Inc. (*)	13,418	399,588
Tetra Tech, Inc.	7,096	238,000
		1,840,784

Communications Equipment | 3.1%
Applied Optoelectronics, Inc. (*)	6,496	226,451
AudioCodes Ltd.	3,159	27,578
Aviat Networks, Inc. (*)	1,422	30,402
Calix, Inc. (*)	1,256	66,480
Gilat Satellite Networks Ltd. (*)	12,114	156,755
Harmonic, Inc. (*)	27,732	274,269
Ituran Location & Control Ltd.	3,787	162,879
NETGEAR, Inc. (*)	1,957	48,005
NetScout Systems, Inc. (*)	11,394	308,322
Viavi Solutions, Inc. (*)	18,926	337,261
		1,638,402

Construction & Engineering | 2.8%
Arcosa, Inc.	2,615	278,027
Bowman Consulting Group Ltd. (*)	2,666	88,031
Great Lakes Dredge & Dock Corp. (*)	9,461	124,128
Legence Corp., Class A	2,372	102,091
MYR Group, Inc. (*)	467	102,039
NWPX Infrastructure, Inc. (*)	1,936	120,981
Primoris Services Corp.	2,433	302,033
Stantec, Inc.	1,818	171,546
Tutor Perini Corp.	1,609	107,835
Valmont Industries, Inc.	471	189,493
		1,586,204

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   35

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Construction Materials | 0.5%

U.S. Lime & Minerals, Inc.	2,274	$272,289

Consumer Finance | 0.7%
FirstCash Holdings, Inc.	695	110,769
OneMain Holdings, Inc.	1,737	117,334
PROG Holdings, Inc.	5,738	169,214
		397,317

Consumer Staples Distribution & Retail | 0.5%
BBB Foods, Inc., Class A (*)	6,543	218,471
Village Super Market, Inc., Class A	1,550	54,862
		273,333

Containers & Packaging | 0.4%
Crown Holdings, Inc.	1,128	116,150
Sonoco Products Co.	2,511	109,580
		225,730

Distributors | 0.2%
LKQ Corp.	3,256	98,331

Diversified Consumer Services | 2.8%
ADT, Inc.	20,426	164,838
Adtalem Global Education, Inc. (*)	2,997	310,100
Afya Ltd., Class A	6,278	96,744
Frontdoor, Inc. (*)	3,139	181,089
Graham Holdings Co., Class B	93	102,170
Grand Canyon Education, Inc. (*)	506	84,153
Laureate Education, Inc. (*)	7,767	261,515
Perdoceo Education Corp.	7,890	231,414
Strategic Education, Inc.	892	71,538
		1,503,561

The accompanying notes are an integral part of these financial statements.

36   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Diversified REITs | 0.2%

Broadstone Net Lease, Inc.	5,408	$93,937

Diversified Telecommunication Services | 0.9%
Frontier Communications Parent, Inc. (*)	2,777	105,720
IDT Corp., Class B	3,706	189,784
Uniti Group, Inc.	33,061	231,758
		527,262

Electric Utilities | 0.2%
OGE Energy Corp.	2,198	93,855

Electrical Equipment | 2.3%
Acuity, Inc.	515	185,421
Allient, Inc.	37	1,989
Atkore, Inc.	1,771	112,016
Electrovaya, Inc. (*)	5,142	40,622
EnerSys	1,980	290,565
Fluence Energy, Inc. (*)	9,701	191,886
Generac Holdings, Inc. (*)	358	48,820
Nextpower, Inc., Class A (*)	1,038	90,420
Regal Rexnord Corp.	688	96,540
T1 Energy, Inc. (*)	33,579	224,308
		1,282,587

Electronic Equipment, Instruments & Components | 4.2%
Advanced Energy Industries, Inc.	211	44,177
Arrow Electronics, Inc. (*)	1,479	162,956
Belden, Inc.	619	72,144
Cognex Corp.	2,393	86,100
Coherent Corp. (*)	2,833	522,887
CTS Corp.	4,136	177,310
Kimball Electronics, Inc. (*)	6,573	182,861
Knowles Corp. (*)	4,373	93,713
Littelfuse, Inc.	692	175,021

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   37

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Novanta, Inc. (*)	189	$22,489
Rogers Corp. (*)	1,363	124,810
Sanmina Corp. (*)	1,145	171,830
TD SYNNEX Corp.	732	109,968
TTM Technologies, Inc. (*)	4,058	280,002
Vontier Corp.	4,574	170,061
		2,396,329

Energy Equipment & Services | 1.5%
Archrock, Inc.	3,984	103,664
Cactus, Inc., Class A	2,202	100,587
Enerflex Ltd.	6,100	94,123
Flowco Holdings, Inc., Class A	6,521	122,203
National Energy Services Reunited Corp. (*)	7,366	115,352
Ranger Energy Services, Inc., Class A	4,571	63,903
SLB Ltd.	2,771	106,351
Weatherford International PLC	1,466	114,729
		820,912

Entertainment | 0.8%
CuriosityStream, Inc.	15,891	60,386
Lionsgate Studios Corp. (*)	16,540	151,010
Madison Square Garden Entertainment Corp. (*)	2,271	122,384
Stubhub Holdings, Inc., Class A	7,794	105,453
		439,233

Financial Services | 1.4%
Banco Latinoamericano de Comercio Exterior SA	2,089	93,170
Cass Information Systems, Inc.	1,549	64,314
Jack Henry & Associates, Inc.	610	111,313
MGIC Investment Corp.	4,204	122,841
NMI Holdings, Inc. (*)	5,150	210,068
Paymentus Holdings, Inc., Class A (*)	2,507	79,196
Radian Group, Inc.	2,656	95,589
		776,491

The accompanying notes are an integral part of these financial statements.

38   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Food Products | 1.4%

Dole PLC	14,430	$216,306
Fresh Del Monte Produce, Inc.	4,629	164,931
Seaboard Corp.	38	168,903
Seneca Foods Corp., Class A (*)	1,023	113,174
TreeHouse Foods, Inc. (*)	1,138	26,845
Vital Farms, Inc. (*)	3,372	107,702
		797,861

Gas Utilities | 0.3%
National Fuel Gas Co.	2,205	176,532

Ground Transportation | 0.6%
ArcBest Corp.	1,602	118,852
Landstar System, Inc.	769	110,505
Ryder System, Inc.	678	129,762
		359,119

Health Care Equipment & Supplies | 4.5%
Align Technology, Inc. (*)	1,411	220,328
AtriCure, Inc. (*)	2,930	115,911
Avanos Medical, Inc. (*)	17,627	197,951
Bioventus, Inc., Class A (*)	7,615	56,656
Glaukos Corp. (*)	1,165	131,540
Globus Medical, Inc., Class A (*)	4,758	415,421
LeMaitre Vascular, Inc.	2,618	212,320
LivaNova PLC (*)	3,175	195,358
NeuroPace, Inc. (*)	6,404	98,878
Omnicell, Inc. (*)	2,100	95,130
Penumbra, Inc. (*)	627	194,941
SANUWAVE Health, Inc. (*)	1,556	46,431
SI-BONE, Inc. (*)	5,156	101,676
Teleflex, Inc.	2,112	257,748
		2,340,289

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   39

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Health Care Providers & Services | 2.2%

Addus HomeCare Corp. (*)	1,652	$177,408
Astrana Health, Inc. (*)	4,767	118,269
Chemed Corp.	174	74,448
Encompass Health Corp.	877	93,085
Enhabit, Inc. (*)	20,102	185,340
Nutex Health, Inc. (*)	879	144,701
Pediatrix Medical Group, Inc. (*)	10,358	221,558
Universal Health Services, Inc., Class B	639	139,315
Viemed Healthcare, Inc. (*)	6,292	46,750
		1,200,874

Health Care REITs | 0.8%
American Healthcare REIT, Inc.	2,506	117,932
Healthcare Realty Trust, Inc.	5,409	91,683
Healthpeak Properties, Inc.	5,278	84,870
Omega Healthcare Investors, Inc.	2,219	98,390
		392,875

Health Care Technology | 0.5%
Doximity, Inc., Class A (*)	4,447	196,913
HealthStream, Inc.	2,571	59,313
		256,226

Hotels, Restaurants & Leisure | 2.0%
Accel Entertainment, Inc. (*)	17,727	202,265
Churchill Downs, Inc.	1,074	122,200
Global Business Travel Group I (*)	14,994	114,704
Life Time Group Holdings, Inc. (*)	4,231	112,460
Monarch Casino & Resort, Inc.	3,346	320,212
Texas Roadhouse, Inc.	659	109,394
Travel & Leisure Co.	1,589	112,072
		1,093,307

The accompanying notes are an integral part of these financial statements.

40   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Household Durables | 0.5%

Hamilton Beach Brands Holding Co., Class A	1,123	$18,473
Taylor Morrison Home Corp. (*)	4,855	285,814
		304,287

Household Products | 0.2%
Central Garden & Pet Co., Class A (*)	3,313	96,706

Independent Power & Renewable Electricity Producers | 0.4%
ReNew Energy Global PLC, Class A (*)	39,788	224,802

Industrial REITs | 0.6%
EastGroup Properties, Inc.	479	85,329
First Industrial Realty Trust, Inc.	1,337	76,570
LXP Industrial Trust	2,279	112,993
STAG Industrial, Inc.	2,020	74,255
		349,147

Insurance | 2.5%
American Financial Group, Inc.	670	91,576
Assurant, Inc.	438	105,492
Axis Capital Holdings Ltd.	1,244	133,220
Brighthouse Financial, Inc. (*)	2,728	176,747
CNO Financial Group, Inc.	2,308	98,021
Globe Life, Inc.	968	135,384
Hamilton Insurance Group Ltd., Class B (*)	7,519	209,780
Hanover Insurance Group, Inc.	677	123,735
Old Republic International Corp.	2,453	111,955
RLI Corp.	1,312	83,942
Selective Insurance Group, Inc.	1,192	99,735
		1,369,587

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   41

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Interactive Media & Services | 1.4%

Cargurus, Inc. (*)	5,696	$218,442
EverQuote, Inc., Class A (*)	12,381	334,287
Taboola.com Ltd. (*)	53,502	246,644
		799,373

IT Services | 0.8%
ASGN, Inc. (*)	2,140	103,084
Backblaze, Inc., Class A (*)	11,311	52,709
CI&T, Inc., Class A (*)	2,478	10,085
EPAM Systems, Inc. (*)	694	142,187
Whitefiber, Inc.	5,544	87,595
		395,660

Life Sciences Tools & Services | 1.0%
Adaptive Biotechnologies Corp. (*)	2,293	37,238
Avantor, Inc. (*)	9,099	104,275
Bio-Techne Corp.	452	26,582
Charles River Laboratories International, Inc. (*)	480	95,750
CryoPort, Inc. (*)	5,959	57,206
ICON PLC (*)	613	111,701
Qiagen NV	2,383	107,163
		539,915

Machinery | 6.3%
AGCO Corp.	984	102,651
Alamo Group, Inc.	881	147,893
Atmus Filtration Technologies, Inc.	2,348	121,885
Enpro, Inc.	470	100,641
Esab Corp.	939	104,905
ESCO Technologies, Inc.	1,259	245,996
Franklin Electric Co., Inc.	1,911	182,558
Gates Industrial Corp. PLC (*)	8,599	184,620
JBT Marel Corp.	345	51,981
Lincoln Electric Holdings, Inc.	462	110,714
Lindsay Corp.	916	107,969

The accompanying notes are an integral part of these financial statements.

42   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Luxfer Holdings PLC	10,189	$137,857
Middleby Corp. (*)	865	128,600
Mueller Industries, Inc.	4,804	551,499
Mueller Water Products, Inc., Class A	12,740	303,467
Proto Labs, Inc. (*)	5,035	254,721
REV Group, Inc.	4,707	286,233
SPX Technologies, Inc. (*)	46	9,203
Stanley Black & Decker, Inc.	341	25,329
Timken Co.	3,266	274,769
Toro Co.	1,388	109,263
Trinity Industries, Inc.	1,490	39,396
		3,582,150

Media | 0.3%
Liberty Broadband Corp., Class C (*)	2,891	140,503

Office REITs | 0.3%
COPT Defense Properties	2,586	71,891
Cousins Properties, Inc.	2,977	76,747
Postal Realty Trust, Inc., Class A	4,533	73,163
		221,801

Oil, Gas & Consumable Fuels | 2.4%
Antero Midstream Corp.	4,033	71,747
Bw Lpg Ltd. (#)	12,061	157,999
California Resources Corp.	2,148	96,037
DHT Holdings, Inc.	8,680	105,983
DT Midstream, Inc.	1,028	123,031
Excelerate Energy, Inc., Class A	4,166	116,856
Granite Ridge Resources, Inc.	18,281	85,921
Hafnia Ltd.	23,129	123,278
New Fortress Energy, Inc. (*)	86,520	98,633
Ovintiv, Inc.	2,603	102,012
South Bow Corp.	3,675	100,952
Vermilion Energy, Inc.	12,455	103,875
		1,286,324

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   43

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Paper & Forest Products | 0.2%
Sylvamo Corp.	2,539	$122,253

Passenger Airlines | 0.7%
Copa Holdings SA, Class A	2,825	340,723
SkyWest, Inc. (*)	490	49,201
		389,924

Personal Care Products | 0.1%
Nature’s Sunshine Products, Inc. (*)	3,617	78,055

Pharmaceuticals | 1.1%
CorMedix, Inc. (*)	18,525	215,446
Esperion Therapeutics, Inc. (*)	33,741	124,842
Phibro Animal Health Corp., Class A	7,797	291,296
		631,584

Professional Services | 4.2%
Barrett Business Services, Inc.	5,227	189,270
CRA International, Inc.	633	127,040
ExlService Holdings, Inc. (*)	3,446	146,248
Genpact Ltd.	6,226	291,252
Huron Consulting Group, Inc. (*)	2,083	360,171
IBEX Holdings Ltd. (*)	4,399	167,954
Kforce, Inc.	3,486	107,787
Korn Ferry	3,760	248,235
Paycom Software, Inc.	664	105,815
Paylocity Holding Corp. (*)	1,283	195,657
TIC Solutions, Inc. (*)	19,249	194,607
Verra Mobility Corp. (*)	7,526	168,658
		2,302,694

Real Estate Management & Development | 1.2%
Colliers International Group, Inc.	585	86,001
Cushman & Wakefield Ltd. (*)	7,317	118,462
Kennedy-Wilson Holdings, Inc.	11,396	110,199
Newmark Group, Inc., Class A	5,544	96,133

The accompanying notes are an integral part of these financial statements.

44   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Real Brokerage, Inc. (*)	19,931	$72,748
Seaport Entertainment Group, Inc. (*)	3,236	63,976
St. Joe Co.	1,781	105,738
		653,257

Residential REITs | 0.6%
American Homes 4 Rent, Class A	3,007	96,525
Elme Communities	6,374	110,908
UMH Properties, Inc.	5,551	88,316
		295,749

Retail REITs | 0.7%

Brixmor Property Group, Inc.	3,711	97,302
InvenTrust Properties Corp.	3,618	102,064
Kite Realty Group Trust	3,241	77,687
Urban Edge Properties	4,490	86,163
		363,216

Semiconductors & Semiconductor Equipment | 4.4%
AXT, Inc. (*)	9,729	159,069
Cirrus Logic, Inc. (*)	1,788	211,878
Credo Technology Group Holding Ltd. (*)	946	136,120
Diodes, Inc. (*)	4,623	228,099
MACOM Technology Solutions Holdings, Inc. (*)	1,492	255,550
Onto Innovation, Inc. (*)	2,661	420,065
Power Integrations, Inc.	2,730	97,024
Qorvo, Inc. (*)	1,243	105,046
Rambus, Inc. (*)	5,542	509,254
SkyWater Technology, Inc. (*)	11,261	204,500
SolarEdge Technologies, Inc. (*)	2,681	77,347
Universal Display Corp.	156	18,218
		2,422,170

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   45

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Software | 7.6%

ACI Worldwide, Inc. (*)	3,690	$176,419
Adeia, Inc.	17,899	308,758
Agilysys, Inc. (*)	1,702	202,266
Alarm.com Holdings, Inc. (*)	2,952	150,611
AvePoint, Inc. (*)	8,603	119,496
Bit Digital, Inc. (*)	88,143	166,590
Bitdeer Technologies Group, Class A (*)	16,705	187,263
Bitfarms Ltd. (*)	40,179	94,421
CCC Intelligent Solutions Holdings, Inc. (*)	10,881	86,504
Cognyte Software Ltd. (*)	8,002	75,219
Commvault Systems, Inc. (*)	1,121	140,529
Dolby Laboratories, Inc., Class A	2,615	167,935
Elastic NV (*)	2,346	176,982
Hive Digital Technologies Ltd. (*)	54,160	139,733
Intapp, Inc. (*)	2,370	108,593
IREN Ltd. (*)	2,553	96,427
JFrog Ltd. (*)	4,790	299,183
Karooooo Ltd.	639	29,075
LiveRamp Holdings, Inc. (*)	6,480	190,318
Magic Software Enterprises Ltd.	1,747	44,986
Mitek Systems, Inc. (*)	20,536	216,655
OneSpan, Inc.	11,522	147,942
Open Text Corp.	3,905	127,225
Porch Group, Inc. (*)	6,358	58,049
Q2 Holdings, Inc. (*)	2,616	188,771
Radware Ltd. (*)	7,146	172,147
SentinelOne, Inc., Class A (*)	5,122	76,830
SPS Commerce, Inc. (*)	1,291	115,067
Tenable Holdings, Inc. (*)	3,525	82,943
Yext, Inc. (*)	20,328	163,844
		4,310,781

The accompanying notes are an integral part of these financial statements.

46   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Specialized REITs | 0.8%

EPR Properties	1,614	$80,539
Four Corners Property Trust, Inc.	3,685	84,976
Gaming & Leisure Properties, Inc.	2,163	96,664
Millrose Properties, Inc.	2,907	86,832
Rayonier, Inc.	3,676	79,585
		428,596

Specialty Retail | 1.1%
Asbury Automotive Group, Inc. (*)	635	147,657
AutoNation, Inc. (*)	1,119	231,051
EVgo, Inc. (*)	34,547	100,532
Haverty Furniture Cos., Inc.	4,471	104,443
		583,683

Technology Hardware, Storage & Peripherals | 0.7%
CompoSecure, Inc., Class A (*)	5,444	104,960
Diebold Nixdorf, Inc. (*)	4,482	304,283
		409,243

Textiles, Apparel & Luxury Goods | 1.4%
Canada Goose Holdings, Inc. (*)	8,251	106,850
Deckers Outdoor Corp. (*)	3,697	383,268
Gildan Activewear, Inc.	1,857	115,988
Kontoor Brands, Inc.	2,557	156,207
		762,313

Trading Companies & Distributors | 2.0%
Applied Industrial Technologies, Inc.	484	124,277
BlueLinx Holdings, Inc. (*)	581	35,691
DNOW, Inc. (*)	15,555	206,104
DXP Enterprises, Inc. (*)	2,173	238,574
Global Industrial Co.	2,496	72,933
Herc Holdings, Inc.	861	127,755

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   47

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (continued)

Hudson Technologies, Inc. (*)	14,303	$97,976
NPK International, Inc. (*)	8,755	104,360
WESCO International, Inc.	392	95,899
		1,103,569

Water Utilities | 0.2%
American States Water Co.	1,368	99,153

Wireless Telecommunication Services | 0.4%
Millicom International Cellular SA	3,709	205,627

Total Common Stocks (Cost $48,672,495)		54,629,592

Rights | 0.0%

Biotechnology | 0.0%
Epizyme, Inc. CVR, Expires 2099 (*), (¢)	41,136	823

Consumer Staples Distribution & Retail | 0.0%
Walgreens Boots Alliance, Inc. CVR, Expires 2099 (*), (¢)	15,004	7,952

Paper & Forest Products | 0.0%
Resolute Forest Products, Inc. CVR, Expires 2099 (*), (¢)	10,077	0

Pharmaceuticals | 0.0%
Adamas Pharmaceuticals, Inc. CVR, Expires 2099 (*), (¢)	1,139	0

Total Rights (Cost $23,153)		8,775

The accompanying notes are an integral part of these financial statements.

48   Annual Financial Statements

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity ETF (concluded)

Short-Term Investments | 1.1%
Lazard Government Money Market Portfolio, 3.59% (7 day yield) (a) (Cost $582,485)	582,485	$582,485

Total Investments | 100.1%
(Cost $49,347,143)		$55,354,670

Liabilities in Excess of Cash and Other Assets | (0.1)%		(62,082)

Net Assets | 100.0%		$55,292,588

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2025, these securities amounted to 0.3% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   49

Lazard Active ETF Trust Abbreviations
December 31, 2025

Security Abbreviations:
ADR	— American Depositary Receipt
CVR	— Contingent Value Rights
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PJSC	— Public Joint Stock Company
REITs	— Real Estate Investment Trust

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound Sterling
USD	— United States Dollar

Counterparty Abbreviations:
MSC	— Morgan Stanley & Co.
RBC	— Royal Bank of Canada
SSB	— State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

50   Annual Financial Statements

[This page intentionally left blank]

51

Lazard Active ETF Trust Statements of Assets and Liabilities

December 31, 2025	Lazard Emerging Markets Opportunities ETF	Lazard Equity Megatrends ETF
ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$121,390,727	$45,930,648
Affiliated issuers (Note 5)	1,099,706	452,755
Cash	—	—
Foreign currency, at fair value	10,012	65
Receivables for:
Dividends and interest	102,626	16,447
Investments sold	—	—
Gross unrealized appreciation on forward currency contracts	—	—
Other assets	—	—
Total assets	122,603,071	46,399,915

LIABILITIES
Foreign currency due to custodian	65	—
Payables for:
Management fees	75,894	19,268
Accrued custodian fees	47,334	—
Accrued professional services	36,820	—
Accrued administration fees	16,267	—
Offering costs (Note 2(i))	2,206	2,690
Accrued directors’ fees	962	—
Accrued distribution fees	172	—
Foreign capital gains taxes	—	—
Accrued registration fees	—	—
Investments purchased	—	—
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	4,382	—
Total liabilities	184,102	21,958
Net assets	$122,418,969	$46,377,957

NET ASSETS
Paid in capital	$141,867,902	$38,888,073
Distributable earnings (Accumulated loss)	(19,448,933)	7,489,884
Net assets	$122,418,969	$46,377,957

Net assets	$122,418,969	$46,377,957
Shares of capital stock outstanding	4,855,397	1,425,000
Net asset value, offering and redemption price per share	$25.21	$32.55

Cost of investments in securities	$86,720,161	$38,436,405
Cost of affiliated issuers	$1,099,706	$452,755
Cost of foreign currency	$10,008	$65

The accompanying notes are an integral part of these financial statements.

52   Annual Financial Statements

Lazard International Dynamic Equity ETF	Lazard Japanese Equity ETF	Lazard Listed Infrastructure ETF	Lazard Next Gen Technologies ETF	Lazard US Systematic Small Cap Equity ETF

$509,956,590	$65,012,167	$18,427,366	$48,201,399	$54,772,185
1,484,079	587,220	166,703	507,765	582,485
—	315	—	36	739
86,705	—	44	903	—

709,106	93,329	53,437	10,634	30,212
—	—	10,008	—	150,898

—	—	13,083	—	—
31,168	—	—	—	—
512,267,648	65,693,031	18,670,641	48,720,737	55,536,519

—	357,639	—	—	—

167,856	33,318	13,374	20,661	27,953
15,061	—	—	—	38,303
17,691	—	—	—	50,343
378	—	—	—	8,253
19,994	3,555	385	3,083	1,589
438	—	—	—	3,192
—	—	—	—	—
304,010	—	—	—	—
—	—	—	—	21,419
185,047	—	8,939	—	86,874

—	—	12,825	—	—
—	—	—	—	6,005
710,475	394,512	35,523	23,744	243,931
$511,557,173	$65,298,519	$18,635,118	$48,696,993	$55,292,588

$453,616,115	$55,502,276	$18,768,184	$35,601,427	$50,247,859
57,941,058	9,796,243	(133,066)	13,095,566	5,044,729
$511,557,173	$65,298,519	$18,635,118	$48,696,993	$55,292,588

$511,557,173	$65,298,519	$18,635,118	$48,696,993	$55,292,588
16,842,753	2,050,000	750,000	1,300,000	2,187,690

$30.37	$31.85	$24.85	$37.46	$25.27

$449,696,911	$54,772,254	$18,431,222	$34,883,510	$48,764,658
$1,484,079	$587,220	$166,703	$507,765	$582,485
$79,098	$—	$44	$905	$—

Annual Financial Statements   53

Lazard Active ETF Trust Statements of Operations

For the Year Ended December 31, 2025	Lazard Emerging Markets Opportunities ETF (a)	Lazard Equity Megatrends ETF (b)

Investment Income
Dividends
Unaffiliated issuers*	$3,126,085	$265,026
Affiliated issuers (c)	6,241	6,375
Interest	—	1,692
Total investment income	3,132,326	273,093

Expenses
Management fees (Note 3)	1,197,426	168,845
Professional services	56,407	—
Registration fees	48,554	—
Custodian fees	42,872	—
Administration fees	27,093	—
Shareholders’ services	13,779	—
Shareholders’ reports	12,817	—
Directors’ fees and expenses	11,980	—
Distribution fees	4,500	—
Offering costs (Note 2(i))	2,206	2,784
Other^	13,403	—
Total gross expenses	1,431,037	171,629
Management fees waived and expenses reimbursed	(118,732)	(28,393)
Total net expenses	1,312,305	143,236
Net investment income (loss)	1,820,021	129,857

The accompanying notes are an integral part of these financial statements.

54   Annual Financial Statements

Lazard International Dynamic Equity ETF (d)	Lazard Japanese Equity ETF (b)	Lazard Listed Infrastructure ETF (e)	Lazard Next Gen Technologies ETF (b)	Lazard US Systematic Small Cap Equity ETF (f)

$4,988,251	$810,215	$131,644	$142,367	$736,138
29,697	3,206	1,705	5,853	5,557
5,995	469	—	73	—
5,023,943	813,890	133,349	148,293	741,695

903,564	216,997	37,115	192,722	346,843
15,828	—	—	—	49,711
11,931	—	—	—	34,926
17,898	—	—	—	61,063
7,681	—	—	—	16,655
3,010	—	—	—	6,742
1,027	—	—	—	15,035
2,337	—	—	—	7,952
4,583	—	—	—	158
19,994	3,556	385	3,192	1,589
2,109	—	—	—	6,199
989,962	220,553	37,500	195,914	546,873
(35,391)	(126)	(65)	(32,342)	(125,572)
954,571	220,427	37,435	163,572	421,301
4,069,372	593,463	95,914	(15,279)	320,394

Annual Financial Statements   55

Lazard Active ETF Trust Statements of Operations

For the Year Ended December 31, 2025	Lazard Emerging Markets Opportunities ETF (a)	Lazard Equity Megatrends ETF (b)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	$17,486,482	$(1,111)
In-kind redemptions	559,114	1,616,122
Foreign currency transactions	(159,608)	(11,632)
Total net realized gain (loss)	17,885,988	1,603,379
Net change in unrealized appreciation (depreciation) on:
Investments†	13,761,300	7,494,243
Foreign currency translations	(121)	100
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	13,761,179	7,494,343
Net realized and unrealized gain (loss)	31,647,167	9,097,722
Net increase (decrease) in net assets resulting from operations	$33,467,188	$9,227,579
* Net of foreign withholding taxes of	$368,651	$16,422
** Net of foreign capital gains taxes of	$622,984	$—
† Includes net change in foreign capital gains taxes of	$491,328	$—
^Includes interest on line of credit	$4,359	$—

(a)	On October 24, 2025, Lazard Emerging Markets Core Equity Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on October 24, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.
(b)	The Portfolio commenced operations on April 7, 2025.
(c)	See Note 5 for information on affiliated issuers.

The accompanying notes are an integral part of these financial statements.

56   Annual Financial Statements

Lazard International Dynamic Equity ETF (d)	Lazard Japanese Equity ETF (b)	Lazard Listed Infrastructure ETF (e)	Lazard Next Gen Technologies ETF (b)	Lazard US Systematic Small Cap Equity ETF (f)

$(1,579,351)	$(240,183)	$(636)	$(222,361)	$1,033,633
6,948,051	511,094	—	1,934,932	3,006,142
(231,905)	369,831	(16,861)	2,775	—
5,136,795	640,742	(17,497)	1,715,346	4,039,775

58,840,826	10,239,913	(3,856)	13,317,889	(1,838,083)
12,657	(146)	496	38	—
—	—	258	—	—

58,853,483	10,239,767	(3,102)	13,317,927	(1,838,083)
63,990,278	10,880,509	(20,599)	15,033,273	2,201,692

$68,059,650	$11,473,972	$75,315	$15,017,994	$2,522,086
$505,761	$77,636	$13,394	$6,471	$11,643
$9,030	$—	$—	$—	$—
$(304,010)	$—	$—	$—	$—
$40	$—	$—	$—	$738

(d)	On May 9, 2025, Lazard International Equity Advantage Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on May 9, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.
(e)	The Portfolio commenced operations on October 6, 2025.
(f)	On September 12, 2025, Lazard US Systematic Small Cap Equity Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on September 12, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.

Annual Financial Statements   57

Lazard Active ETF Trust Statements of Changes in Net Assets

	Lazard Emerging Markets Opportunities ETF
	Year Ended December 31, 2025 (a)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$1,820,021	$1,475,023
Net realized gain (loss)	17,885,988	4,269,392
Net change in unrealized appreciation (depreciation)	13,761,179	2,332,757
Net increase (decrease) in net assets resulting from operations	33,467,188	8,077,172
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
ETF Shares	—	—
Institutional Shares	(1,406,180)	(1,406,797)
Open Shares	(25,930)	(21,851)
R6 Shares	(19,303)	(10,331)
Net decrease in net assets resulting from distributions	(1,451,413)	(1,438,979)
Capital stock transactions
Net proceeds from sales
ETF Shares	1,263,836	—
Institutional Shares	27,489,750	15,054,618
Open Shares	1,222,052	1,646,816
R6 Shares	820,509	601,019
Net proceeds from reinvestment of distributions
ETF Shares	—	—
Institutional Shares	1,389,895	1,385,444
Open Shares	25,005	20,415
R6 Shares	19,303	10,331
Cost of shares redeemed
ETF Shares	(2,510,676)	—
Institutional Shares	(45,695,979)	(29,125,479)
Open Shares	(3,855,723)	(2,052,455)
R6 Shares	(1,999,469)	(19,086)
Net increase (decrease) in net assets from capital stock transactions	(21,831,497)	(12,478,377)
Total increase (decrease) in net assets	10,184,278	(5,840,184)
Net assets at beginning of period	112,234,691	118,074,875
Net assets at end of period	$122,418,969	$112,234,691

The accompanying notes are an integral part of these financial statements.

58   Annual Financial Statements

Lazard Equity Megatrends ETF	Lazard International Dynamic Equity ETF		Lazard Japanese Equity ETF
Period Ended December 31, 2025 (b)	Year Ended December 31, 2025 (c)	Year Ended December 31, 2024	Period Ended December 31, 2025 (b)

$129,857	$4,069,372	$359,162	$593,463
1,603,379	5,136,795	1,160,396	640,742
7,494,343	58,853,483	513,550	10,239,767

9,227,579	68,059,650	2,033,108	11,473,972

(120,090)	(3,542,282)	—	(1,148,239)
—	(539,960)	(265,333)	—
—	—	(1,033,302)	—
—	—	—	—
(120,090)	(4,082,242)	(1,298,635)	(1,148,239)

44,352,185	469,613,005	—	58,252,245
—	35,879,080	2,123,545	—
—	19,725,672	6,539,952	—
—	—	—	—

—	—	—	—
—	539,942	265,333	—
—	—	1,033,302	—
—	—	—	—

(7,081,717)	(50,154,259)	—	(3,279,459)
—	(11,802,136)	(145,668)	—
—	(43,515,596)	(2,677,616)	—
—	—	—	—

37,270,468	420,285,708	7,138,848	54,972,786
46,377,957	484,263,116	7,873,321	65,298,519
—	27,294,057	19,420,736	—
$46,377,957	$511,557,173	$27,294,057	$65,298,519

Annual Financial Statements   59

Lazard Active ETF Trust Statements of Changes in Net Assets

	Lazard Emerging Markets Opportunities ETF
	Year Ended December 31, 2025 (a)		Year Ended December 31, 2024

Shares issued and redeemed
ETF Shares
Shares outstanding at beginning of period	5,564,541	(d)	6,225,042	(d)
Shares sold	1,142,010	(d)	768,541	(d)
Shares issued to shareholders from reinvestment of distributions	60,068	(d)	69,576	(d)
Shares converted from Open Shares	99,586	(d)	—	(d)
Shares converted from R6 Shares	67,856	(d)	—	(d)
Shares redeemed	(2,078,664	)(d)	(1,498,619	)(d)
Net increase (decrease)	(709,144	)(d)	(660,502	)(d)
Shares outstanding at end of period	4,855,397	(d)	5,564,541	(d)
Open Shares
Shares outstanding at beginning of period	196,087		233,032
Shares sold	109,218		156,719
Shares issued to shareholders from reinvestment of distributions	2,055		1,942
Shares converted to ETF Shares	(188,565)		—
Shares redeemed	(118,795)		(195,606)
Net increase (decrease)	(196,087)		(36,945)
Shares outstanding at end of period	—		196,087
R6 Shares
Shares outstanding at beginning of period	74,469		16,343
Shares sold	76,863		58,914
Shares issued to shareholders from reinvestment of distributions	1,577		981
Shares converted to ETF Shares	(128,485)		—
Shares redeemed	(24,424)		(1,769)
Net increase (decrease)	(74,469)		58,126
Shares outstanding at end of period	—		74,469

(a)	On October 24, 2025, Lazard Emerging Markets Core Equity Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on October 24, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.
(b)	The Portfolio commenced operations on April 7, 2025.
(c)	On May 9, 2025, Lazard International Equity Advantage Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on May 9, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.
(d)	Amounts have been adjusted to reflect the impact of the change in capital structure associated with the ETF conversion.

The accompanying notes are an integral part of these financial statements.

60   Annual Financial Statements

Lazard Equity Megatrends ETF	Lazard International Dynamic Equity ETF				Lazard Japanese Equity ETF
Period Ended December 31, 2025 (b)	Year Ended December 31, 2025 (c)		Year Ended December 31, 2024		Period Ended December 31, 2025 (b)

—	239,504	(d)	145,245	(d)	—
1,650,000	17,907,931	(d)	88,723	(d)	2,154,000

—	22,225	(d)	11,794	(d)	—
—	976,833	(d)	—	(d)	—
—	—	(d)	—	(d)	—
(225,000)	(2,303,740	)(d)	(6,258	)(d)	(104,000)
1,425,000	16,603,249	(d)	94,259	(d)	2,050,000
1,425,000	16,842,753	(d)	239,504	(d)	2,050,000

—	1,855,975		1,469,615		—
—	1,508,212		519,374		—

—	—		87,445		—
—	(1,861,258)		—		—
—	(1,502,929)		(220,459)		—
—	(1,855,975)		386,360		—
—	—		1,855,975		—

—	—		—		—
—	—		—		—

—	—		—		—
—	—		—		—
—	—		—		—
—	—		—		—
—	—		—		—

Annual Financial Statements   61

Lazard Active ETF Trust Statements of Changes in Net Assets

	Lazard Listed Infrastructure ETF	Lazard Next Gen Technologies ETF
	Period Ended December 31, 2025 (a)	Period Ended December 31, 2025 (b)

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$95,914	$(15,279)
Net realized gain (loss)	(17,497)	1,715,346
Net change in unrealized appreciation (depreciation)	(3,102)	13,317,927
Net increase (decrease) resulting from operations	75,315	15,017,994
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
ETF Shares	(210,555)	(22,160)
Institutional Shares	—	—
Open Shares	—	—
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(210,555)	(22,160)
Capital stock transactions
Net proceeds from sales
ETF Shares	18,770,358	42,545,737
Institutional Shares	—	—
Open Shares	—	—
R6 Shares	—	—
Net proceeds from reinvestment of distributions
ETF Shares	—	—
Institutional Shares	—	—
Open Shares	—	—
R6 Shares	—	—
Cost of shares redeemed
ETF Shares	—	(8,844,578)
Institutional Shares	—	—
Open Shares	—	—
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	18,770,358	33,701,159
Total increase (decrease) in net assets	18,635,118	48,696,993
Net assets at beginning of period	—	—
Net assets at end of period	$18,635,118	$48,696,993

The accompanying notes are an integral part of these financial statements.

62   Annual Financial Statements

Lazard US Systematic Small Cap Equity ETF
Year Ended December 31, 2025 (c)	Year Ended December 31, 2024

$320,394	$393,203
4,039,775	3,866,193
(1,838,083)	1,235,789
2,522,086	5,495,185

—	—
(3,036,962)	(1,742,806)
—	(4,245)
—	(3,730)

(3,036,962)	(1,750,781)

18,508,230	18,988,341
6,365,176	2,500
7,800	—
—	—

—	—
3,036,962	1,742,806
—	4,245
—	3,730

(16,586,467)	—
(14,830,182)	(4,932,096)
(158,776)	(698)
(118,723)	—

(3,775,980)	15,808,828
(4,290,856)	19,553,232
59,583,444	40,030,212
$55,292,588	$59,583,444

Annual Financial Statements   63

Lazard Active ETF Trust Statements of Changes in Net Assets

	Lazard Listed Infrastructure ETF	Lazard Next Gen Technologies ETF
	Period Ended December 31, 2025 (a)	Period Ended December 31, 2025 (b)

Shares issued and redeemed
ETF Shares
Shares outstanding at beginning of period	—	—
Shares sold	750,000	1,550,000
Shares issued to shareholders from reinvestment of distributions	—	—
Shares converted from Open Shares	—	—
Shares converted from R6 Shares	—	—
Shares redeemed	—	(250,000)
Net increase (decrease)	750,000	1,300,000
Shares outstanding at end of period	750,000	1,300,000

Open Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares converted to ETF Shares	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares converted to ETF Shares	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

(a)	The Portfolio commenced operations on October 6, 2025.
(b)	The Portfolio commenced operations on April 7, 2025.
(c)	On September 12, 2025, Lazard US Systematic Small Cap Equity Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio until the conversion on September 12, 2025. Refer to Note 12 in the Notes to Financial Statements for additional information on the reorganization.
(d)	Amounts have been adjusted to reflect the impact of the change in capital structure associated with the ETF conversion.

The accompanying notes are an integral part of these financial statements.

64   Annual Financial Statements

Lazard US Systematic Small Cap Equity ETF
Year Ended December 31, 2025 (c)		Year Ended December 31, 2024

2,333,167	(d)	1,714,906	(d)
1,001,313	(d)	753,277	(d)

126,512	(d)	68,502	(d)
4,534	(d)	—	(d)
4,955	(d)	—	(d)
(1,282,791	)(d)	(203,518	)(d)
(145,477	)(d)	618,261	(d)
2,187,690	(d)	2,333,167	(d)

14,258		13,713
783		223

—		379
(10,336)		—
(4,705)		(57)
(14,258)		545
—		14,258

11,296		10,962
—		—

—		—
(11,296)		334
—		—
(11,296)		334
—		11,296

Annual Financial Statements   65

Lazard Active ETF Trust Financial Highlights

LAZARD EMERGING MARKETS OPPORTUNITIES ETF

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25*	12/31/24*	12/31/23*	12/31/22*	12/31/21*
Net asset value, beginning of period	$19.67	$18.58	$16.80	$21.89	$24.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.32	0.25	0.32	0.32	0.15
Net realized and unrealized gain (loss)	5.47	1.09	1.74	(5.05)	(2.93)
Total from investment operations	5.79	1.34	2.06	(4.73)	(2.78)
Less distributions from:
Net investment income	(0.25)	(0.25)	(0.28)	(0.36)	(0.17)
Total distributions	(0.25)	(0.25)	(0.28)	(0.36)	(0.17)
Net asset value, end of period	$25.21	$19.67	$18.58	$16.80	$21.89
Total Return (b)	29.50%	7.26%	12.29%	-21.63%	-11.21%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$122,419	$109,428	$115,633	$92,730	$156,284
Ratios to average net assets:
Net expenses	1.04%	1.10%	11.50%	1.22%	1.16%
Gross expenses	1.13%	1.24%	12.70%	12.30%	11.60%
Net investment income (loss)	1.44%	1.27%	1.82%	1.75%	0.64%
Portfolio turnover rate	71%^	39%	74%	28%	31%

*	Per share amounts have been adjusted to account for changes in the capital structure resulting from the merger.
^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

66   Annual Financial Statements

LAZARD EQUITY MEGATRENDS ETF

Selected data for a share of capital stock outstanding throughout each period	For the Period 4/7/25* to 12/31/25
Net asset value, beginning of period	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10
Net realized and unrealized gain (loss)	7.55
Total from investment operations	7.65
Less distributions from:
Net investment income	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$32.55
Total Return (b)	30.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,378
Ratios to average net assets (c):
Net expenses	0.51%
Gross expenses	0.61%
Net investment income (loss)	0.46%
Portfolio turnover rate^	5%

*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate is not annualized for the periods less than one year and does not include in-kind transactions, if applicable.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of 0.10% of average daily net assets, without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   67

LAZARD INTERNATIONAL DYNAMIC EQUITY ETF

Selected data for a share of capital stock outstanding throughout	Year Ended
each period	12/31/25*	12/31/24*	12/31/23*	12/31/22*	12/31/21*
Net asset value, beginning of period	$22.48	$21.19	$17.79	$21.32	$19.66
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.52	0.42	0.50	0.55	0.55
Net realized and unrealized gain (loss)	8.31	2.03	3.03	(3.41)	2.19
Total from investment operations	8.83	2.45	3.53	(2.86)	2.74
Less distributions from:
Net investment income	(0.78)	(0.40)	(0.13)	(0.57)	(0.55)
Net realized gains	(0.16)	(0.76)	—	(0.10)	(0.53)
Total distributions	(0.94)	(1.16)	(0.13)	(0.67)	(1.08)
Net asset value, end of period	$30.37	$22.48	$21.19	$17.79	$21.32
Total Return (b)	40.07%	11.68%	19.82%	-13.45%	13.94%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$511,557	$5,384	$3,076	$2,444	$2,855
Ratios to average net assets:
Net expenses	0.42%	0.80%	0.80%	0.85%	0.90%
Gross expenses	0.43%	1.54%	5.66%	7.06%	5.81%
Net investment income (loss)	1.84%	1.79%	2.50%	3.01%	2.54%
Portfolio turnover rate	88%^	82%	88%	85%	99%

*	Per share amounts have been adjusted to account for changes in the capital structure resulting from the merger.
^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

68   Annual Financial Statements

LAZARD JAPANESE EQUITY ETF

Selected data for a share of capital stock outstanding throughout each period	For the Period 4/7/25* to 12/31/25
Net asset value, beginning of period	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.36
Net realized and unrealized gain (loss)	7.25
Total from investment operations	7.61
Less distributions from:
Net investment income	(0.76)
Total distributions	(0.76)
Net asset value, end of period	$31.85
Total Return (b)	30.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,299
Ratios to average net assets (c):
Net expenses	0.61%
Gross expenses	0.61%
Net investment income (loss)	1.64%
Portfolio turnover rate^	8%

*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate is not annualized for the periods less than one year and does not include in-kind transactions, if applicable.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   69

LAZARD LISTED INFRASTRUCTURE ETF

Selected data for a share of capital stock outstanding throughout each period	For the Period 10/6/25* to 12/31/25
Net asset value, beginning of period	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15
Net realized and unrealized gain (loss)	0.02 (b)
Total from investment operations	0.17
Less distributions from:
Net investment income	(0.32)
Total distributions	(0.32)
Net asset value, end of period	$24.85
Total Return (c)	0.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,635
Ratios to average net assets (d):
Net expenses	0.96%
Gross expenses	0.96%
Net investment income (loss)	2.48%
Portfolio turnover rate^	3%

*	The Portfolio commenced operations on October 6, 2025.
^	Portfolio turnover rate is not annualized for the periods less than one year and does not include in-kind transactions, if applicable.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for investments held by the Portfolio.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

70   Annual Financial Statements

LAZARD NEXT GEN TECHNOLOGIES ETF

Selected data for a share of capital stock outstanding throughout each period	For the Period 4/7/25* to 12/31/25
Net asset value, beginning of period	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss)	12.49
Total from investment operations	12.48
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$37.46
Total Return (b)	49.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$48,697
Ratios to average net assets (c):
Net expenses	0.51%
Gross expenses	0.61%
Net investment income (loss)	-0.05%
Portfolio turnover rate^	11%

*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate is not annualized for the periods less than one year and does not include in-kind transactions, if applicable.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of 0.10% of average daily net assets, without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements   71

LAZARD US SYSTEMATIC SMALL CAP EQUITY ETF

Selected data for a share of capital stock	Year Ended				For the Period
outstanding throughout	12/31/25†	12/31/24†	12/31/23†	12/31/22†	10/29/21*
each period					to 12/31/21†
Net asset value, beginning of period	$25.42	$23.18	$19.42	$23.39	$22.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.21	0.11	0.21	0.05
Net realized and unrealized gain (loss)	1.23	2.81	3.74	(4.04)	0.59
Total from investment operations	1.38	3.02	3.85	(3.83)	0.64
Less distributions from:
Net investment income	(0.14)	(0.14)	(0.09)	(0.14)	(0.05)
Net realized gains	(1.39)	(0.64)	—	—	—
Total distributions	(1.53)	(0.78)	(0.09)	(0.14)	(0.05)
Net asset value, end of period	$25.27	$25.42	$23.18	$19.42	$23.39
Total Return (b)	5.78%	12.92%	19.80%	-16.33%	-2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,293	$59,298	$39,779	$24,786	$3,983
Ratios to average net assets (c):
Net expenses	0.81%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.05%	1.15%	1.37%	2.67%	5.13%
Net investment income (loss)	0.62%	0.83%	0.53%	1.00%	1.39%
Portfolio turnover rate	156%^	111%	110%	74%	22%

†	Per share amounts have been adjusted to account for changes in the capital structure resulting from the merger.
*	The Target Portfolio commenced operations on October 29, 2021.
^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

72   Annual Financial Statements

Lazard Active ETF Trust Notes to Financial Statements
December 31, 2025

1. Organization

The Lazard Active ETF Trust (the “Fund”) was organized in Delaware on October 29, 2024 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2025, the Fund was comprised of seven portfolios (each referred to as a “Portfolio”).

During the year ended December 31, 2025, certain predecessor Portfolios (“Target Portfolios”) were reorganized into International Dynamic Equity, US Systematic Small Cap Equity and Emerging Markets Opportunities. The Target Portfolios were the accounting survivors in each reorganization, and, as such, the financial statements and financial highlights of the Portfolios reflect the financial information of the Target Portfolios through May 9, 2025, September 12, 2025 and October 24, 2025, respectively (see Note 12).

Emerging Markets Opportunities, International Dynamic Equity, Listed Infrastructure and US Systematic Small Cap are operated as “diversified” funds, as defined in the 1940 Act. The other Portfolios, are operated as “non-diversified” funds, as defined in the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the

Annual Financial Statements   73

Nasdaq Official Closing Price. If there is no available closing price for a non-U.S. listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

The Board of Trustees (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the

74   Annual Financial Statements

ex-dividend date except for certain dividends from non-U.S. securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

Annual Financial Statements   75

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended December 31, 2025, Listed Infrastructure traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, the following Portfolios had unused realized capital loss carryovers which, for federal income tax

76   Annual Financial Statements

purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Emerging Markets Opportunities	$(17,279,599)	$(36,655,110)
International Dynamic Equity	(1,076,005)	—
Japanese Equity	(266,210)	—
Next Gen Technologies	(222,361)	—

During the year ended December 31, 2025, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Emerging Markets Opportunities	$17,593,763

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral
Listed Infrastructure	$—	$127,931
US Systematic Small Cap Equity	605,267	—

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities	$87,986,258	$38,382,612	$3,878,437	$34,504,175
Equity Megatrends	38,893,619	8,398,370	908,586	7,489,784
International Dynamic Equity	452,599,695	68,703,926	9,863,134	58,840,792
Japanese Equity	55,656,477	10,808,143	865,233	9,942,910
Listed Infrastructure	18,599,700	325,280	330,884	(5,604)
Next Gen Technologies	35,391,275	13,755,716	437,827	13,317,889
US Systematic Small Cap Equity	49,704,674	7,489,803	1,839,807	5,649,996

Annual Financial Statements   77

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For Emerging Markets Opportunities, International Dynamic Equity and Japanese Equity, income dividends, if any, are anticipated to be paid semi-annually. For all other Portfolios, income dividends, if any, are anticipated to be paid quarterly. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Each Portfolio intends to elect on its tax returns to treat a portion of redemption proceeds paid to redeeming shareholders as a distribution of net investment income and net capital gain. This portion represents the redeeming shareholders’ share of the Portfolio’s undistributed investment company taxable income and net capital gain. This practice, known as equalization accounting, reduces the amount of income and gains that the Portfolio would otherwise need to distribute as dividends in order to avoid federal income and excise taxes. As a result, fewer distributions are required to be made to non-redeeming shareholders, and those shareholders may defer recognition of taxable income. Because any undistributed income is reflected in the Portfolio’s share value, the total return on a shareholder’s investment is not affected by the use of equalization accounting.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during

78   Annual Financial Statements

the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, merger activity, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes, non-deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships.

The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts as follows:

Portfolio	Paid in Capital	Distributable Earnings (Accumulated Loss)
Emerging Markets Opportunities	$125,323	$(125,323)
Equity Megatrends	1,617,605	(1,617,605)
International Dynamic Equity	7,267,253	(7,267,253)
Japanese Equity	529,490	(529,490)
Listed Infrastructure	(2,174)	2,174
Next Gen Technologies	1,900,268	(1,900,268)
US Systematic Small Cap Equity	2,912,177	(2,912,177)

Annual Financial Statements   79

The tax character of dividends and distributions paid during the years ended December 31, were as follows:

	Ordinary Income		Long-Term Capital Gain
Portfolio	2025	2024	2025	2024
Emerging Markets Opportunities	$1,451,413	$1,438,979	$—	$—
Equity Megatrends	120,090	—	—	—
International Dynamic Equity	4,082,242	1,057,048	—	241,587
Japanese Equity	1,148,239	—	—	—
Listed Infrastructure	210,555	—	—	—
Next Gen Technologies	22,160	—	—	—
US Systematic Small Cap Equity	577,258	291,941	2,459,704	1,458,840

At December 31, 2025, the components of distributable earnings (accumulated loss), on a tax basis, were as follows:

Portfolio	Undistributed Ordinary Income (Deferred Ordinary Losses)	Undistributed Long-Term Capital Gain (Deferred Capital Losses)	Net Unrealized Appreciation (Depreciation) Including Foreign Currency
Emerging Markets Opportunities	$—	$(53,934,709)	$34,485,776
Equity Megatrends	—	—	7,489,884
International Dynamic Equity	467,996	(1,076,005)	58,549,067
Japanese Equity	119,689	(266,210)	9,942,764
Listed Infrastructure	(127,931)	—	(5,135)
Next Gen Technologies	—	(222,361)	13,317,927
US Systematic Small Cap Equity	—	(605,267)	5,649,996

(f) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

80   Annual Financial Statements

(g) Net Asset Value—The NAV per share of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE.

(h) In-kind Redemptions—For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Portfolios. Because such gains or losses are not taxable to the Portfolios and are not distributed to existing Portfolio shareholders, the gains or losses are reclassified from distributable earnings (accumulated loss) to paid-in capital at the end of the Portfolios’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

(i) Offering Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment

Annual Financial Statements   81

Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Emerging Markets Opportunities (a)	0.74%
Equity Megatrends	0.60
International Dynamic Equity (b)	0.40
Japanese Equity	0.60
Listed Infrastructure	0.96
Next Gen Technologies	0.60
US Systematic Small Cap Equity (c)	0.60
(a)	On October 24, 2025, in connection with the Portfolio’s reorganization with Target Portfolio, the rate was lowered from 1.00%.
(b)	On May 9, 2025, in connection with the Portfolio’s reorganization with Target Portfolio, the rate was lowered from 0.65%.
(c)	On September 12, 2025, in connection with the Portfolio’s reorganization with Target Portfolio, the rate was lowered from 0.70%.

The Investment Manager will pay all expenses of each Portfolio, except for the fee payment under the Management Agreement, fees and expenses of “Acquired Funds” (as defined in Form N-1A), interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of each Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by each Portfolio do not amount to .01% of its average net assets.

With respect to Equity Megatrends and Next Gen Technologies, the Investment Manager has voluntarily agreed to waive a portion of its management fee payable by each Portfolio in the amount of .10% of the respective Portfolio’s average daily net assets. This fee waiver arrangement will continue until at least April 7, 2026 and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board.

During the year/period ended December 31, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

82   Annual Financial Statements

Portfolio	Management Fees Waived
Emerging Markets Opportunities (a)	$118,732
Equity Megatrends	28,393
International Dynamic Equity (a)	35,391
Japanese Equity	126
Listed Infrastructure	65
Next Gen Technologies	32,342
US Systematic Small Cap Equity (a)	125,572
(a)	The waiver amount disclosed is of the Target Portfolio.

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Foreside Fund Services, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

State Street acts as the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Pursuant to the Management Agreement described in Note 3, the Investment Manager pays the fees and expenses of the Independent Trustees’ of the Portfolios (an “Independent Trustee” is a Trustee who is not an “interested person” as defined in the 1940 Act). Certain Trustees of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Trustees do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

Annual Financial Statements   83

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding in-kind transactions and short-term investments) for the year/period ended December 31, 2025 were as follows:

Portfolio	Purchases	Sales
Emerging Markets Opportunities	$88,926,860	$109,467,531
Equity Megatrends	36,906,935	1,727,172
International Dynamic Equity	332,559,290	195,823,474
Japanese Equity	34,831,764	4,134,880
Listed Infrastructure	15,216,217	519,134
Next Gen Technologies	40,568,235	4,686,147
US Systematic Small Cap Equity	86,017,103	80,569,233

In-kind transactions associated with creation and redemptions for the year/period ended December 31, 2025, were as follows:

Portfolio	Gain/Loss on in-kind redemptions	Purchases	Sales
Emerging Markets Opportunities	$559,114	$—	$1,914,212
Equity Megatrends	1,616,122	7,003,401	5,361,706
International Dynamic Equity	6,948,051	327,021,261	45,353,815
Japanese Equity	511,094	25,062,520	1,258,061
Listed Infrastructure	—	3,734,818	—
Next Gen Technologies	1,934,932	3,518,221	6,229,205
US Systematic Small Cap Equity	3,006,142	1,867,856	13,895,829

For the year ended December 31, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At December 31, 2025, the Investment Manager owned of record the following percentages of the outstanding shares of each Portfolio:

Portfolio	% of Outstanding Shares Owned by Investment Manager
Equity Megatrends	70.70%
Japanese Equity	43.70
Listed Infrastructure	76.00
Next Gen Technologies	86.50
US Systematic Small Cap Equity	50.20

84   Annual Financial Statements

A summary of the Fund’s transactions in Lazard mutual funds for the year ended December 31, 2025 is as follows:

Issue	Value at December 31, 2024	Purchase cost	Sales proceeds	Dividend income	Shares at December 31, 2025	Values at December 31, 2025
Emerging Markets Opportunities
Lazard Government Money Market Portfolio	$—	$4,977,228	$(3,877,522)	$6,241	$1,099,706	$1,099,706
Equity Megatrends
Lazard Government Money Market Portfolio	$—	$2,702,147	$(2,249,392)	6,375	452,755	$452,755
International Dynamic Equity
Lazard Government Money Market Portfolio	$—	$36,979,513	$(35,495,434)	29,697	1,484,079	$1,484,079
Japanese Equity
Lazard Government Money Market Portfolio	$—	$1,117,288	$(530,068)	3,206	587,220	$587,220
Listed Infrastructure
Lazard Government Money Market Portfolio	$—	$5,547,794	$(5,381,091)	1,705	166,703	$166,703
Next Gen Technologies
Lazard Government Money Market Portfolio	$—	$2,711,122	$(2,203,357)	5,853	507,765	$507,765
US Systematic Small Cap Equity
Lazard Government Money Market Portfolio	$—	$2,815,187	$(2,232,702)	5,557	582,485	$582,485

Annual Financial Statements   85

6. Line of Credit

On November 21, 2025, the Fund and The Lazard Funds, Inc. entered into an amendment to a $100 million committed line of credit (the “Line of Credit”) with State Street, primarily for temporary or emergency purposes.

Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is defined as the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the terms of the Line of Credit, the Trust has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Trust also paid an upfront fee of 0.05% of the committed line amount. Costs for the unused portion of the commitment and the upfront fee are allocated among the participating Lazard funds and their respective portfolios primarily on the basis of relative net assets.

During the year/period ended December 31, 2025, the following Portfolio had borrowings under the Line of Credit as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Emerging Markets Opportunities (a)	$1,628,265	$7,076,721	5.23%	19
International Dynamic Equity (a)	1,419,253	3,918,612	5.43%	8
US Systematic Small Cap Equity (a)	203,753	1,060,226	5.43%	24

*	For days borrowings were outstanding.

(a)	The amount disclosed is of the Target Portfolio.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

86   Annual Financial Statements

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency

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rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may be subject to economic sanctions or other similar governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than

88   Annual Financial Statements

more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging

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activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—When a significant portion of a Portfolio’s assets are invested in a particular country, such as Japan, the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

(g) Sector Concentration Risk—Listed Infrastructure and Next Gen Technologies concentrate their investments in specific industries or groups of industries in particular (i.e., more than 25% of the value of the Portfolio’s assets) in securities of issuers having their principal business activities in sectors, and such Portfolio would be expected to be affected by developments in those sectors.

(h) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

(i) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

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(j) REIT Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus), could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(k) Non-Diversification and Focused Investing Risk—Certain Portfolios’ net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolios’ investments consisted of securities issued by a larger number of issuers.

(l) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model,

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such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(m) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s

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maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of December 31, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Emerging Markets Opportunities ETF
Common Stocks*
Argentina	$1,015,474	$—	$—	$1,015,474
Brazil	6,702,994	—	—	6,702,994
China	32,450,001	—	—	32,450,001
Greece	3,825,547	—	—	3,825,547
Hong Kong	854,705	—	—	854,705
India	19,576,401	—	—	19,576,401
Indonesia	1,134,132	—	—	1,134,132
Mexico	4,292,336	—	—	4,292,336
Peru	1,405,152	—	—	1,405,152
Philippines	1,745,999	—	—	1,745,999
Portugal	984,611	—	—	984,611
Russia	—	—	—	—
Saudi Arabia	2,950,135	—	—	2,950,135
Singapore	722,301	—	—	722,301
South Africa	5,515,406	—	—	5,515,406
South Korea	13,634,746	—	—	13,634,746
Taiwan	21,493,469	—	—	21,493,469
United Arab Emirates	3,087,318	—	—	3,087,318
Short-Term Investments	1,099,706	—	—	1,099,706
Total	$122,490,433	$—	$—	$122,490,433

Equity Megatrends ETF
Common Stocks*	$45,930,648	$—	$—	$45,930,648
Short-Term Investments	452,755	—	—	452,755
Total	$46,383,403	$—	$—	$46,383,403

International Dynamic Equity ETF
Common Stocks*
Australia	$18,754,469	$—	$—	$18,754,469
Belgium	1,182,042	—	—	1,182,042
Brazil	1,753,191	—	—	1,753,191
Canada	43,454,632	—	—	43,454,632
Chile	695,583	—	—	695,583
China	48,978,178	—	—	48,978,178
Denmark	5,106,017	—	—	5,106,017
France	34,144,881	—	—	34,144,881
Germany	16,722,718	—	—	16,722,718
Hong Kong	8,717,888	—	—	8,717,888
Hungary	1,265,556	—	—	1,265,556
India	24,626,764	—	—	24,626,764
Indonesia	1,428,799	—	—	1,428,799
Ireland	727,756	—	—	727,756
Israel	1,188,651	—	—	1,188,651

94   Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
Italy	$13,637,139	$—	$—	$13,637,139
Japan	68,619,557	—	—	68,619,557
Malaysia	1,439,421	—	—	1,439,421
Mexico	673,302	—	—	673,302
Netherlands	15,975,372	—	—	15,975,372
Norway	921,406	—	—	921,406
Philippines	2,241,015	—	—	2,241,015
Poland	3,293,014	—	—	3,293,014
Portugal	1,932,879	—	—	1,932,879
Saudi Arabia	2,406,329	—	—	2,406,329
Singapore	5,560,027	—	—	5,560,027
South Africa	4,879,739	—	—	4,879,739
South Korea	23,407,611	—	—	23,407,611
Spain	10,722,382	—	—	10,722,382
Sweden	8,395,324	—	—	8,395,324
Switzerland	7,732,302	—	—	7,732,302
Taiwan	34,026,736	—	—	34,026,736
Thailand	1,895,639	1,004,421	—	2,900,060
United Arab Emirates	2,573,872	—	—	2,573,872
United Kingdom	48,318,254	—	—	48,318,254
United States	34,358,745	—	—	34,358,745
Preferred Stocks*	7,194,979	—	—	7,194,979
Warrants*	—	—	—	—
Short-Term Investments	1,484,079	—	—	1,484,079
Total	$510,436,248	$1,004,421	$—	$511,440,669

Japanese Equity ETF
Common Stocks*	$65,012,167	$—	$—	$65,012,167
Short-Term Investments	587,220	—	—	587,220
Total	$65,599,387	$—	$—	$65,599,387

Listed Infrastructure ETF
Assets:
Common Stocks*	$18,427,366	$—	$—	$18,427,366
Short-Term Investments	166,703	—	—	166,703
Other Financial Instruments†
Forward Currency Contracts	—	13,083	—	13,083
Total	$18,594,069	$13,083	$—	$18,607,152

Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(12,825)	$—	$(12,825)

Next Gen Technologies ETF
Common Stocks*	$48,201,399	$—	$—	$48,201,399
Short-Term Investments	507,765	—	—	507,765
Total	$48,709,164	$—	$—	$48,709,164

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2025
US Systematic Small Cap Equity ETF
Closed-End Management Investment Companies	$133,818	$—	$—	$133,818
Common Stocks*	54,629,592	—	—	54,629,592
Rights	—	—	8,775	8,775
Short-Term Investments	582,485	—	—	582,485
Total	$55,345,895	$—	$8,775	$55,354,670
*	Portfolio holdings are disclosed on an individual basis in the Portfolios of Investments.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of the investment or if a price is not available through a pricing source in the Fund’s pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Fund’s Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

96   Annual Financial Statements

10. Derivative Instruments

Listed Infrastructure uses forward currency contracts primarily for hedging purposes.

During the period ended December 31, 2025, the approximate average monthly notional exposure for derivative instruments was as follows:

Average amounts sold	$7,200,000*

*	Represents average monthly notional exposure for three months the derivative instrument was open during the period.

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2025:

Assets – Derivative Financial Instruments	Total
Forward currency contracts Unrealized appreciation on forward currency contracts	$13,083

Liabilities – Derivative Financial Instruments	Total
Forward currency contracts Unrealized depreciation on forward currency contracts	$12,825

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2025 was:

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$258

None of the other Portfolios traded in derivative instruments during the year ended December 31, 2025.

As of December 31, 2025, Listed Infrastructure held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

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The required information for the affected Portfolio is presented in the below table, as of December 31, 2025:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$13,083	$—	$13,083

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Royal Bank of Canada	$1,755	$—	$—	$1,755
State Street Bank & Trust Co.	11,328	(11,328)	—	—
Total	$13,083	$(11,328)	$—	$1,755

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward currency contracts	$12,825	$—	$12,825

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Morgan Stanley & Co.	$731	$—	$—	$731
State Street Bank & Trust Co.	12,094	(11,328)	—	766
Total	$12,825	$(11,328)	$—	$1,497

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11. Capital Share Transactions

Each Portfolio issues and redeems shares at NAV only with certain Authorized Participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Portfolio. Redemption proceeds are paid with a basket of securities from a Portfolio’s holdings, along with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A Portfolio’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized Participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a Portfolio. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units. Such variable charges, if any, are included in Net proceeds from sale of shares in the Statements of Changes in Net Assets.

12. Reorganization

At meetings held on January 9, 2025, May 20, 2025 and June 24, 2025 the Board approved the respective reorganizations of Lazard International Equity Advantage Portfolio, Lazard US Systematic Small Cap Equity Portfolio and Lazard Emerging Markets Core Equity Portfolio (each, a “Target Portfolio”), series of The Lazard Funds, Inc., into International Dynamic Equity, Lazard US Systematic Small Cap Equity and Lazard Emerging Markets Opportunities (each, an “Acquiring Portfolio”), respectively, newly organized series of the Fund (each, a “Reorganization”). The Reorganization was completed for International Dynamic Equity on May 9, 2025, US Systematic Small Cap Equity on September 12, 2025 and Emerging Markets Opportunities on October 24, 2025. Each Reorganization was accomplished by a tax-free exchange of shares (with the exception of cash paid to the shareholders of the Target Portfolios in lieu of fractional shares of the Acquiring Portfolios) of the Acquiring Portfolios for Institutional Shares of the Target Portfolios of equivalent aggregate net asset value. The other share classes of the Target Portfolios were converted into the Institutional Shares prior to the

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respective Reorganization date. Pursuant to the Agreement and Plan of Reorganization, the Target Portfolios reorganized into the Acquiring Portfolios on the respective Reorganization date. The Acquiring Portfolios had no investment operations or performance history prior to the respective Reorganization date. The Acquiring Portfolios are the surviving legal entities, but have adopted the performance and financial history of the Target Portfolios, which is included in these financial statements. Historical share transactions and per-share information for the Target Portfolios were retroactively adjusted to reflect the change in capital structure due to the Reorganizations. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Target Portfolios was carried forward to align ongoing reporting of the Acquiring Portfolios’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The table below shows a summary of investments, unrealized appreciation/(depreciation), net assets, shares exchanged and shares exchanged ratio before and after the Reorganizations.

Target Portfolio	Investments	Unrealized appreciation (depreciation)	Net assets	Shares exchanged	Shares exchanged ratio
Lazard Emerging Markets Core Equity Portfolio	$136,783,892	$49,564,118	$122,636,002	9,288,414	0.528124
Lazard International Equity Advantage Portfolio	$30,742,622	$3,383,314	$31,068,910	2,367,951	0.524824
Lazard US Systematic Small Cap Equity Portfolio	$52,272,317	$6,884,737	$52,817,408	4,816,331	0.438652

Acquiring Portfolio	Shares after exchange	Net assets per share	Total net assets after the reorganizations
Emerging Markets Opportunities	4,905,440	$25	$122,636,002
International Dynamic Equity	1,242,756	$25	$31,068,910
US Systematic Small Cap Equity	2,112,690	$25	$52,817,408

100   Annual Financial Statements

Assuming the reorganizations had been completed on January 1, 2025, the beginning of the reporting period, pro forma results of operations for the period ended December 31, 2025 were as follows:

Acquiring Portfolio	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Emerging Markets Opportunities	$2,192,374	$17,885,988	$13,761,179	$33,839,541
International Dynamic Equity	$4,129,568	$5,136,795	$58,853,483	$68,119,846
US Systematic Small Cap Equity	$426,296	$4,039,775	$(1,838,083)	$2,627,988

Because the investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the respective Acquiring Portfolio’s Statement of Operations since the respective Reorganization date.

13. Segment Reporting

During the period ended June 30, 2025, the Fund adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

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14. New Accounting Pronouncements

During the year ended December 31, 2025, the Portfolios adopted FASB ASU 2023-09 Income Taxes (Topic 740) “Improvements to Income Tax Disclosures (“ASU 2023-09”), which was intended to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The adoption of ASU 2023-09 did not result in any changes to the Portfolios’ financial statements or disclosures.

15. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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Lazard Active ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Lazard Active ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lazard Active ETF Trust comprising Lazard Emerging Markets Opportunities ETF, Lazard Equity Megatrends ETF, Lazard International Dynamic Equity ETF, Lazard Japanese Equity ETF, Lazard Listed Infrastructure ETF, Lazard Next Gen Technologies ETF, and Lazard US Systematic Small Cap Equity ETF (the “Portfolios”), including the portfolios of investments, as of December 31, 2025, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios listed above constituting Lazard Active ETF Trust as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Portfolio Comprising the Lazard Active ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Lazard Emerging Markets Opportunities ETF Lazard International Dynamic Equity ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
Lazard Equity Megatrends ETF Lazard Japanese Equity ETF Lazard Next Gen Technologies ETF	For the period from April 7, 2025 (commencement of operations) through December 31, 2025
Lazard Listed Infrastructure ETF	For the period from October 6, 2025 (commencement of operations) through December 31, 2025
Lazard US Systematic Small Cap Equity ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the four years in the period ended December 31, 2025 and the period from October 29, 2021 (commencement of operations) through December 31, 2021

Annual Financial Statements   103

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 25, 2026

We have served as the auditor of one or more of the investment companies in the Lazard Fund Complex since 2004.

104   Annual Financial Statements

Lazard Active ETF Trust Tax and Other Information (unaudited)

Tax Information

Year Ended December 31, 2025

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2025.

Of the dividends paid by the Portfolios, the corresponding percentage shown below is qualified dividend income.

Portfolio	Percentage
Emerging Markets Opportunities	13.98%
Equity Megatrends	100.00
International Dynamic Equity	80.94
Japanese Equity	63.21
Listed Infrastructure	62.56
Next Gen Technologies	—
US Systematic Small Cap Equity	50.20

Of the dividends paid by the Portfolios, the corresponding percentage represents the amount of each dividend that qualifies for the dividends received deduction available to corporate shareholders.

Portfolio	Percentage
Emerging Markets Opportunities	0.10%
Equity Megatrends	83.73
International Dynamic Equity	—
Japanese Equity	—
Listed Infrastructure	30.29
Next Gen Technologies	—
US Systematic Small Cap Equity	38.84

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to U.S. nonresident shareholders.

The Portfolios intend to pass through to shareholders foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

Annual Financial Statements   105

Portfolio	Foreign Source Income	Foreign Tax Paid/Credit
Emerging Markets Opportunities	$3,434,005	$991,635
Equity Megatrends	—	—
International Dynamic Equity	5,457,973	514,257
Japanese Equity	884,333	77,636
Listed Infrastructure	—	—
Next Gen Technologies	—	—
US Systematic Small Cap Equity	—	—

Of the dividends paid by the Portfolios, the corresponding amount represents the long-term capital gains paid to shareholders.

Portfolio	Long-Term Capital Gains
Emerging Markets Opportunities	$—
Equity Megatrends	—
International Dynamic Equity	—
Japanese Equity	—
Listed Infrastructure	—
Next Gen Technologies	—
US Systematic Small Cap Equity	2,459,704

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

106   Annual Financial Statements

Lazard Active ETF Trust Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Trustees, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on May 20, 2025 (the “May Meeting”) and June 24, 2025 (the “June Meeting”), the Board considered the approval of the Management Agreement between Lazard Active ETF Trust (“LAE”), on behalf of Lazard Listed Infrastructure ETF (“GLIX”) and Lazard US Systematic Small Cap Equity ETF (“SYZ”) (each, a “Portfolio” and together, the “Portfolios”), and the Investment Manager, with the Board considering the approval of the Management Agreement with respect to SYZ at the May Meeting only. The Independent Trustees were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Trustees in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings relating to the organization of the Portfolios. Certain information was provided by reference to information presented by the Investment Manager in connection with (i) the organizational Board meeting for LAE held on December 3, 2024 and (ii) the Board’s consideration of the renewal of the Management Agreement between The Lazard Funds, Inc., Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc. (together, the “Lazard Mutual Funds”) on behalf of their existing Portfolios, and the Investment Manager at the May Meeting and the June Meeting.

Annual Financial Statements   107

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager would provide to each Portfolio, including a discussion of the Investment Manager and its clients (of which the existing Lazard Funds complex of 29 active funds comprised approximately $18 billion of the approximately $227.4 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2025).The Board also received presentations at the May Meeting on the investment strategy to be employed for each Portfolio.

The Board considered the various services to be provided by the Investment Manager, including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that each Portfolio and its respective shareholders would be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the funds in the Lazard Funds complex and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of funds in the Lazard Funds complex, which would include the Portfolios; and the Investment Manager’s financial condition. The Board accepted the assertion of representatives of the Investment Manager that each Portfolio would be expected to benefit from

108   Annual Financial Statements

the services and infrastructure provided by the Investment Manager and that such services and infrastructure would be greater than those typically provided to a $18 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee and Expense Ratio Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s proposed contractual advisory fee (i.e., without giving effect to any fee waivers), compared to those of groups of funds not advised by the Investment Manager selected by ISS as comparable, for expense comparison purposes, with respect to each Portfolio in terms of relevant criteria as appropriate, with certain exclusions as specified by ISS (the “Expense Peer Groups”1). The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board considered the terms of, and scope of services that the Investment Manager would provide under, the Management Agreement, including, where applicable, (i) the Investment Manager’s agreement to pay all of the direct expenses of each Portfolio (except for the fee payment under the Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses); and (ii) the Investment Manager’s agreement to pay a portion of each Portfolio’s offering costs during the Portfolio’s first year of operations to prevent offering costs borne by each Portfolio from exceeding agreed upon limits.

The results of the ISS comparisons showed that the advisory fee and net expense ratio of each Portfolio were generally competitive within each Portfolio’s respective Expense Peer Group.

1	The ISS materials outlined the process for constructing the Expense Peer Groups. Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodology used by ISS in constructing the Expense Peer Groups, including how the methodology could affect the results of the comparisons.

Annual Financial Statements   109

Other Accounts Advisory Fee Comparison. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”).The Investment Manager reported to the Board that it did not manage any other funds or accounts that utilize the same investment strategy as GLIX. Consequently, there was no advisory fee or performance of such funds or accounts for the Board to consider.

Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios, as applicable. At the request of the Board and in connection with the Board’s approval of management agreements with regard to the Lazard Mutual Funds advised by the Investment Manager, representatives of the Investment Manager discussed the differences in the competitive markets for ETFs and mutual funds; the relatively recent growth of the ETF industry as compared to the mutual fund industry; the differences in the services provided to ETF and mutual fund shareholders, including with respect to portfolio management services; and the differences in the investment teams, processes, strategies and/or policies, as applicable, between certain ETFs and mutual funds managed by the Investment Manager.The Board considered the relevance of the fee information provided for Other Accounts and ETFs, in light of the Investment Manager’s discussion of the significant differences in services provided and/or different competitive markets and other factors, to evaluate the advisory fees of the relevant Portfolios.

Investment Manager Profitability and Economies of Scale

Representatives of the Investment Manager noted that because each Portfolio is newly formed, has not commenced operations and the eventual aggregate amount of each Portfolio’s assets was uncertain, specific information concerning the cost of services to be provided to each Portfolio and the estimated profitability percentage of the

110   Annual Financial Statements

Management Agreement with LAE, on behalf of each Portfolio, to the Investment Manager and its affiliates from their relationships with each Portfolio and economies of scale would be subject to a number of assumptions and would be speculative and not meaningful. The Investment Manager representatives stated that they did not expect the Investment Manager to realize any current profits on each Portfolio initially, noting the Investment Manager’s agreement to pay a portion of each Portfolio’s offering costs during each Portfolio’s first year of operations. Representatives of the Investment Manager reviewed with the Board information provided on the Investment Manager’s brokerage and soft dollar practices. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates were expected to receive any significant ancillary benefits from the Investment Manager acting as investment manager to the Portfolios other than the benefit of soft dollar commissions in connection with managing the Portfolios. The representatives of the Investment Manager stated that the Investment Manager intends to pay for each Portfolio’s distribution expenses out of its resources under the unitary fee structure.

Conclusions and Determinations

At the conclusion of the discussions at the May Meeting, with respect to SYZ, and at the June Meeting with respect to GLIX, the Board members expressed the opinion that they had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to the evaluation of the Management Agreement with LAE, on behalf of the Portfolios. In evaluating the Management Agreement with LAE, on behalf of the Portfolios, the Board relied on the information described above as well as other information provided by the Investment Manager.The Board members also relied on their previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided by the Investment Manager to funds overseen by the Board in the Lazard Funds complex. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

Annual Financial Statements   111

●	The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $227.4 billion global asset management business.

●	The Board concluded that each Portfolio’s fee to be paid to the Investment Manager was reasonable in light of the factors considered by the Board and the totality of the services to be provided as discussed above.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of each Portfolio increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement with LAE, on behalf of the Portfolios. In deciding whether to vote to approve the Management Agreement with LAE, on behalf of the Portfolios, each Trustee may have accorded different weights to different factors so that each Trustee may have had a different basis for his or her decision.

112   Annual Financial Statements

Lazard Active ETF Trust

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) See Item 2

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Active ETF Trust

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: February 27, 2026

By /s/ Christina Kennedy

Christina Kennedy

Chief Financial Officer

Date: February 27, 2026